LIBERTY TAX-EXEMPT FUND ANNUAL REPORT


NOVEMBER 30, 2000

                              PRESIDENT'S MESSAGE



DEAR SHAREHOLDER:

I am pleased to present to you the annual report for the Liberty Tax-Exempt Fund for the 12-month period that ended November 30, 2000.

We have seen two distinct cycles in the bond market over the past 12 months. During the first half of the year, the economy was continuing its rapid growth. Consumer confidence and spending were at high levels. Productivity increases offset rising labor and production costs. However, the shadow looming over this period was OPEC's response to the global demand for oil. OPEC's cut in production levels raised oil prices and contributed to an increase in the rate of inflation. The Federal Reserve Board, continuing with its efforts to engineer a slowing of domestic growth, raised interest rates in order to stave off inflation. It was a volatile time for the municipal bond market. The second half of the year, however, was markedly different.

Economic indicators reflected a slowing in the domestic economy. Housing starts were at their lowest levels in two years. Auto manufacturers announced cuts in production. There were also signs of a decline in consumer and capital spending levels for this period. In this environment of declining economic growth, the bond market stabilized. Municipals, for the most part, mirrored Treasury securities and rallied as yields declined. Although neither a declining inflation rate -- which has remained on a steady downward slope since the first quarter of this year -- nor a slowdown in economic activity prompted the Federal Reserve to cut interest rates before the end of 1999. When indicators revealed that the economy was slowing faster than expected, the Federal Reserve responded by cutting its benchmark interest rate by one half of a percentage point on January 4, 2001.

The following report provides specific information about the Fund's performance and the strategies used by your Fund's portfolio manager during this period. Thank you for choosing Liberty Tax-Exempt Fund and for giving us the opportunity to serve your investment needs.

Sincerely,

/s/ Stephen E. Gibson
--------------------------
President
January 11, 2001


--------------------------------
Not FDIC       May Lose Value
Insured        No Bank Guarantee
--------------------------------

Because market and economic conditions change frequently, there can be no assurance that the trends described above or on the following pages will continue or come to pass.

HIGHLIGHTS


IN THE FIRST SIX MONTHS, ECONOMY GREW RAPIDLY

The domestic economy continued to grow rapidly during the first half of 2000. Concerns over rising inflation prompted the Federal Reserve Board to increase short-term interest rates. Since bond prices react inversely to changes in interest rates, prices fell.

INDICATIONS OF SLOWING GROWTH

The economic indicators for the latter half of 2000 revealed that the growth of the U.S. economy was slowing. Housing, retail, and labor statistics were all down slightly. The inflation rate continued its decline during the third quarter. We believe that the Federal Reserve Board's concerns over a rising inflation rate have abated since the Fed cut its short-term interest rates at the beginning of 2001. A cut in rates should be beneficial to the bond market.

      PERFORMANCE OF THE FUND AND THE LEHMAN BROTHERS MUNICIPAL BOND INDEX
                               12/1/99 - 11/30/00


 Liberty Tax-Exempt Fund, Class A without sales charge       6.67%

 Lehman Brothers Municipal Bond Index                        8.18%


The Lehman Brothers Municipal Bond Index is a broad-based, unmanaged index that tracks the performance of the municipal bond market. Unlike mutual funds, indexes are not investments and do not incur fees or expenses. It is not possible to invest directly in an index.


--------------------------------------------------------------------------------
12-MONTH CUMULATIVE TOTAL RETURNS FOR THE PERIOD ENDED 11/30/00

              Without    With
               sales     sales
               charge    charge

Class A        6.67%     1.60%

Class B        5.88%     0.88%

Class C(1)     6.01%     5.01%

(1) Performance results reflect any voluntary waivers or reimbursements of Fund expenses by the Advisor or its affiliates. Absent these waivers or reimbursement arrangements, performance results would have been lower.

NET ASSET VALUE PER SHARE AS OF 11/30/00

Class A   $12.80

Class B   $12.80

Class C   $12.80

DISTRIBUTIONS DECLARED PER SHARE 12/1/99 - 11/30/00(2)

Class A   $0.684

Class B   $0.590

Class C   $0.608

(2) A portion of the Fund's income may be subject to the alternative minimum tax. The Fund may at times purchase tax-exempt securities at a discount from their original issue. Some or all of this discount may be included in the Fund's ordinary income, and is taxable when distributed.



                                                                              |1
                                                                              |

--------------------------------------------------------------------------------
PORTFOLIO MANAGERS' REPORT
--------------------------------------------------------------------------------

SEC YIELDS ON 11/30/00

Class A   5.91%

Class B   5.45%

Class C   5.60%

The 30-day SEC yields reflect the port-folio's earning power, net of expenses, expressed as an annualized percentage of the public offering price at the end of the period. If the Advisor or its affiliates had not waived certain Fund expenses, the SEC yield would have been 5.45% for Class C shares.

TAXABLE-EQUIVALENT SEC YIELDS ON 11/30/00

Class A   9.78%

Class B   9.02%

Class C   9.27%

Taxable-equivalent SEC yields are based on the maximum effective 39.6% federal income tax rate. This tax rate does not reflect the phaseout of exemptions or the reduction of otherwise allowable deductions which occur when adjusted gross income exceeds certain levels.

SOLD
--------------------------------------------------------------------------------

Throughout the year, we took advantage of the richness of California municipal bonds by selling them and purchasing non-California municipals.

BOUGHT
--------------------------------------------------------------------------------

NISSEQUOGUE COGEN PARTNERS
(0.30% of net assets) is the sole producer of power (electricity and steam) for State University of New York at Stonybrook. As such, the company is less subject to competitive pressures in the electric utility sector. Our review showed that behind its valuation were good credit characteristics associated with this bond. We felt that it was an attractive investment.
--------------------------------------------------------------------------------

FUND PERFORMANCE
For the 12-month period that ended November 30, 2000, the total return, without sales charge, for the Liberty Tax-Exempt Fund was 6.67% for its Class A shares. When looking back to the performance reported in the semiannual report (for the period that ended May 31, 2000), this is a significant improvement. The major change between the first six months of the fiscal year and the last six months has been a decline in interest rates.

The Fund underperformed compared to the benchmark index and the average of its Lipper peer group.(1) The Lehman Brothers Municipal Bond Index returned 8.18% and Lipper General Municipal Debt Universe Average was 6.95% for the same period. The Lehman Brothers Municipal Bond Index is an unmanaged index and does not have fees or expenses. Neither the public nor institutions can invest in this index. Lipper, Inc., a widely respected data provider in the industry, calculates an average total return for mutual funds with similar investment objectives. We believe that the Fund's underperformance is a result of the economic pressures on high-yield bonds.

LITTLE BENEFIT GAINED FROM FAVORABLE ENVIRONMENT
During the first two quarters of this year, our investment strategy was to be cautious in terms of lengthening the Fund's duration -- the measurement of the sensitivity of bond prices to changes in interest rates will affect the value of the portfolio. When economic growth was still expanding, we decided to keep an average duration. We extended the duration when the market began its rally. Although our strategy was sound, it couldn't offset the lackluster performance of high-yield securities.

Being overweighted in high-yield securities (graded BB and lower) hurt the Fund's performance. Overall performance in the high-yield market was poor for two reasons. The health care industry continued to suffer from cutbacks in federal Medicaid payments as mandated in the Balanced Budget Act of 1997. These cutbacks contributed to the erosion of issuers' margins, especially in the hospital industry. Also, as the economy begins to slow, we are seeing a weakening in the performance of bonds in economically sensitive sectors (for example, industrial development bonds, and bonds issued by taxable corporations and smaller utilities). However, we still believe that attractive investment opportunities are available in the high-yield sector and we intend to selectively add these securities to the portfolio.

(1) The total return calculated for the Lipper General Municipal Debt Universe Average was 6.95% for the 12-month period that ended November 30, 2000. The Fund's Class A shares were ranked in the third quartile for one year (173 out of 273), in the third quartile for five years (95 out of 188), and in the third quartile for ten years (63 out of 85). Past performance cannot guarantee future results.

2|
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

PORTFOLIO MANAGERS' REPORT (CONTINUED)

The Fund's underperformance can also be attributed to defaults and continuing price deterioration of those securities that we reported in the semiannual report dated May 31, 2000. For example, six months after reporting the default of the Alabama Health Care security, the Fund is still experiencing the effects of that default. Although we have sold this bond, the sale price was significantly less than its value 18 months ago.

In general, the health care sector is undergoing some tightening, as it is still dealing with the aftermath of budget cuts to Medicare and other federal programs germane to the industry.

POSITIONING FOR THE FUTURE
Also, during the latter half of the year, one of our strategies for improving the Fund's performance was to increase the sensitivity of some of the Fund's holdings to changing interest rates. We attempted this, in part, by increasing the position of zero-coupon bonds. By definition, zero-coupon bonds (or zeros) are debt securities that do not pay interest on a current basis but rather at maturity. Since zeros are traditionally sold at a deep discount to make up for the absence of these interest payments, when interest rates decline, the value of these bonds increase. By adding zeros, we believe the Fund might perform better in a declining interest rate environment.

OUTLOOK
The economic indicators are suggesting that domestic economic growth is slowing. The advance report on the gross domestic product for the third quarter of 2000 announced a growth rate of 3.1% (excluding government spending) which was lower than expected. Retail sales and labor statistics are considerably softer. Capital spending will likely decrease in the months ahead. Although high earlier this year, energy prices have dipped slightly. The rate of inflation -- always of great concern to the Federal Reserve Board -- has been declining steadily throughout the year. To prevent the economy interest from stalling, the Federal Reserve cut its short-term rate by one half of a percentage point in the beginning of 2001. A decrease in interest rates generally has a positive effect on the bond market.

/s/ William C. Loring, Jr.         /s/ Brian M. Hartford
William C. Loring, Jr.             Brian M. Hartford

WILLIAM C. LORING, JR. and BRIAN M. HARTFORD are portfolio co-managers of Liberty Tax-Exempt Fund and are senior vice presidents of Colonial Management Associates, Inc., the Advisor.

The Fund involves certain risks, such as credit risks associated with lower-rated bonds and changes in interest rates. High-yield municipal bond investing carries increased credit risks.

--------------------------------------------------------------------------------
MATURITY BREAKDOWNS 11/30/00

0-1 years            0.8%

1-5 years            4.2%

5-10 years           7.2%

10-15 years         15.5%

15-20 years         28.7%

20-25 years         25.3%

25+ years           17.9%

Cash equivalents     0.4%

Maturity breakdown is calculated as a percentage of total investments, including short-term obligations, based on each security's effective maturity, which reflects pre-refundings, mandatory puts and other conditions that affect a bond's maturity.

Because the fund is actively managed, there can be no guarantee the fund will continue to maintain these quality and maturity breakdowns in the future.

QUALITY BREAKDOWN AS OF 11/30/00

AAA                55.8%

AA                  8.6%

A                   8.6%

BBB                 6.7%

BB                  0.6%

B                   0.5%

Non-rated          18.8%

Cash equivalents    0.4%

Quality breakdowns are calculated as a percentage of total investments, including short-term obligations. Ratings shown in the quality break-downs represent the highest rating assigned to a particular bond by one of the following nationally recognized rating agencies: Standard & Poor's Corporation, Moody's Investors Service, Inc. or Fitch Investors Service, Inc.

                                                                              |3
                                                                              |

--------------------------------------------------------------------------------
PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

CHANGE IN VALUE OF A $10,000 INVESTMENT IN ALL SHARE CLASSES FROM 11/30/90 - 11/30/00

               Without          With
                sales           sales
               charge          charge

Class A        $18,202        $17,338

Class B        $17,077        $17,077

Class C        $17,828        $17,828
--------------------------------------------------------------------------------

PERFORMANCE OF A $10,000 INVESTMENT IN CLASS A SHARES 11/30/90 - 11/30/00


                                        11/30/90  11/30/00
                                        --------  --------
Lehman Municipal Bond Index             $10,000   $19,868
Class A Shares, without sales charge    $10,000   $18,202
Class A Shares, with sales charge       $10,000   $17,338


11/30/90 11/30/00


The Lehman Brothers Municipal Bond Index is an unmanaged index that tracks the performance of the municipal bond market. Unlike mutual funds, an index does not incur fees or charges. It is not possible to invest in an index.

AVERAGE ANNUAL TOTAL RETURNS AS OF 11/30/00

Share Class                 A                        B                         C
Inception                10/1/84                   5/5/92                   8/1/97
------------------------------------------------------------------------------------------
                  Without    With Sales      Without   With Sales     Without   With Sales
               Sales Charge    Charge     Sales Charge   Charge    Sales Charge   Charge
One year            6.67%       1.60%        5.88%        0.88%       6.01%       5.01%

Five years          4.44        3.42         3.65         3.33        4.00        4.00

Ten years           6.17        5.66         5.50         5.50        5.95        5.95


AVERAGE ANNUAL TOTAL RETURNS AS OF 9/30/00

Share Class                 A                         B                        C
------------------------------------------------------------------------------------------
                  Without    With Sales      Without   With Sales     Without   With Sales
               Sales Charge    Charge     Sales Charge   Charge    Sales Charge   Charge
One year           3.47%       (1.44)%       2.70%       (2.20)%        2.83%      1.85%

Five years         4.86         3.84         4.07         3.75          4.45       4.45

Ten years          6.25         5.74         5.59         5.59          6.04       6.04

Past performance cannot predict future investment results. Returns and value of an investment will vary, resulting in a gain or loss on sale. All results shown assume reinvestment of distributions. The "with sales charge" returns include the maximum 4.75% sales charge for Class A shares and the maximum contingent deferred sales charges (CDSC) of 5% for one year and 2% for five years for Class B shares and 1% for one year for Class C shares. Performance for different share classes will vary based on differences in sales charges and fees associated with each class.

Performance results reflect any voluntary waivers or reimbursement of Fund expenses by the Advisor or its affiliates. Absent these waivers or reimbursement arrangements, performance results would have been lower.

Class B and C share (newer class shares) performance information includes returns of the Fund's Class A shares (the oldest existing fund class) for periods prior to its inception date. These Class A share returns are not restated to reflect any expense differential (e.g., Rule 12b-1 fees) between Class A shares and newer class shares. Had the expense differential been reflected, the returns for the periods prior to the inception of Class B and Class C shares would have been higher.

4|
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

--------------------------------------------------------------------------------
INVESTMENT PORTFOLIO
--------------------------------------------------------------------------------

November 30, 2000
(In thousands)

MUNICIPAL BONDS - 95.9%                                PAR           VALUE
---------------------------------------------------------------------------
EDUCATION - 2.2%
EDUCATION - 2.0%
AL State University Revenue,
   Auburn University,
     7.000% 6/1/11                                   $ 1,000        $ 1,031
MA Health and Educational Facilities Authority,
   Amherst College, Series E,
     6.750% 11/1/15                                    1,000          1,040
MA State College Building Authority,
   Series 1999 A:
     (a) 5/1/19                                        7,710          2,806
     (a) 5/1/20                                        7,750          2,661
MA State Development Finance Agency,
   Boston University,
   Series 1999 P,
     5.450% 5/15/59                                    3,710          3,443
MA State Industrial Finance Agency,
   Tabor Academy,
   Series 1998,
     5.400% 12/1/28                                    1,535          1,406
MN Victoria, Holy Family Catholic High School,
   Series 1999 A,
     5.850% 9/1/24                                     2,250          2,064
NY State Dormitory Authority,
   New York University,
   Series 1998 A,
     5.750% 7/1/27                                    11,490         12,095
PA State Higher Educational Facilities Authority,
   University of Pennsylvania,
   Series 1998,
     4.500% 7/15/21                                    1,405          1,206
PR Commonwealth of Puerto Rico,
   Ana G. Mendez University System,
   Series 1999,
     5.375% 2/1/29                                     1,450          1,316
WV State University,
   Series 1998 A,
     5.250% 10/1/28                                   10,000          9,714
   Series 2000 A,
     (a) 4/1/16                                        3,300          1,430
                                                                     ------
                                                                     40,212
                                                                     ------
STUDENT LOAN - 0.2%
LA State Public Facility Authority,
   Series A,
     6.750% 09/01/06 (b)                               1,545          1,617
VT State Student Assistance Financing Program,
   Series B,
     6.700% 12/15/12                                   2,000          2,087
                                                                     ------
                                                                      3,704
                                                                     ------

HEALTHCARE - 13.5%
CONGREGATE CARE RETIREMENT - 0.2%
NH State Higher Educational & Health
   Facility Authority,
   Rivermead at Peterborough,
   Series 1998,
     5.500% 7/1/13                                   $ 2,340        $ 2,012
WA Clackamas County Hospital
   Facilities Authority,
   Willamette View,
   Series 1999 A,
     7.500% 11/01/29 (c)                               2,750          2,778
                                                                     ------
                                                                      4,790
                                                                     ------

HEALTH SERVICES - 0.3%
MA State Development Finance Agency,
   Boston Biomedical Research Institute,
   Series 1999,
     5.650% 2/1/19                                     1,000            882
WI State Health & Educational Facility Authority,
   Marshfield Clinic,
   Series 1999,
     6.250% 2/15/29                                    5,600          5,748
                                                                     ------
                                                                      6,630
                                                                     ------

HOSPITAL - 7.2%
AR Baxter County,
   Baxter County Regional Hospital,
   Series 1999 B,
     5.625% 9/1/28                                     1,750          1,459
AR Conway Health Facilities Board,
   Conway Regional Medical Center,
   Series 1999 A,
     6.400% 8/1/29                                     1,725          1,695
AZ State Health Facilities Authority,
   Catholic Healthcare West,
   Series 1999 A,
     6.625% 7/1/20 (c)                                 7,000          7,039
FL Cape Canaveral Hospital District,
   Series 1998,
     5.250% 1/1/18                                     5,545          4,494
FL Orange County Health Facilities Authority,
   Orlando Regional Healthcare System,
   Series 1999,
     6.000% 10/1/26                                    6,550          6,473
GA Forsyth County Hospital Authority,
   Georgia Baptist Healthcare System,
   Series 1998,
     6.000% 10/1/08                                    1,000            969
IL Health Facility Authority,
   Series 1992 B, IFRN (variable rate)
     9.140% 5/1/21                                     4,800          5,082

See notes to investment portfolio.

                                                                              |5
                                                                              |

--------------------------------------------------------------------------------
INVESTMENT PORTFOLIO (CONTINUED)
--------------------------------------------------------------------------------

November 30, 2000
(In thousands)


MUNICIPAL BONDS (CONTINUED)                            PAR           VALUE
---------------------------------------------------------------------------
HEALTHCARE (CONTINUED)
HOSPITAL (CONTINUED)
IL State Development Finance Authority,
   Adventist Health System,
   Series 1999,
     5.500% 11/15/20                                 $12,000       $ 10,113
IN State Health Facilities Financing Authority,
   Riverview Hospital Project,
   Series 1999,
     5.500% 8/1/24                                       750            624
LA State Public Facilities Authority,
   Touro Infirmary,
   Series 1999,
     5.625% 8/15/29                                   10,790          9,442
MA State Health & Educational
   Facilities Authority,
   South Shore Hospital,
   Series 1999 F,
     5.750% 7/1/29                                    10,500          9,408
MD State Health & Educational
   Facilities Authority,
   University of Maryland Medical System,
     6.750% 7/1/30                                     2,000          2,067
MI Dickinson County,
   Series 1999:
     5.700% 11/1/18                                    1,800          1,499
     5.800% 11/1/24                                    2,670          2,144
MI State Hospital Finance Authority,
   Memorial Healthcare Center,
   Series 1999:
     5.750% 11/15/15                                     500            440
     5.875% 11/15/21                                     260            225
MN Monticello-Big Lake Community Hospital District,
     5.750% 12/1/19                                    2,000          1,998
MS Medical Center Building Corp.,
   University of Mississippi Medical Center,
   Series 1998,
     5.500% 12/1/23                                    5,550          5,630
MT State Health Facility Authority,
   Hospital Facilities, IFRN (variable rate),
   Series 1994,
     5.939% 2/15/25                                    6,000          5,363
NC State Medical Care Commission,
   Gaston Health Care,
   Series 1998,
     5.000% 2/15/29                                    3,785          3,264
NH State Higher Educational & Health Facilities,
   Series 1998 B,
     5.800% 5/1/18                                     1,470          1,207
NV Henderson, Catholic Healthcare West,
   Series 1999 A,
     6.750% 7/1/20                                   $ 3,200        $ 3,212
NY State Dormitory Authority,
   Mount Sinai Health Obligation Group,
   Series 2000,
     6.500% 7/1/25                                     2,800          2,904
OH Belmont County,
   East Ohio Regional Hospital,
   Series 1998,
     5.700% 1/1/13                                     1,825          1,549
OH Franklin County,
   Doctors Ohio Health Corp.,
   Series 1998 A,
     5.600% 12/1/28                                   12,000          7,792
OH Highland County Joint Township
   Hospital District,
   Series 1999,
     6.750% 12/1/29                                    1,480          1,271
OR Clackamas County Hospital
   Facilities Authority,
   Series 1999,
     5.500% 2/15/13                                    1,000          1,018
TX Bexar County Health Facilities
   Development Corp., Baptist Health System,
     6.000% 11/15/12                                   1,065          1,150
TX Harris County Health Facilities
   Development Authority,
   Series 1999,
     5.861% 07/01/19 (d)                               9,000          8,254
TX Lufkin Health Facilities Development Corp.,
   Memorial Health Systems of East Texas,
   Series 1998,
     5.700% 2/15/28                                    2,500          1,913
TX Richardson Hospital Authority,
   Baylor Richardson Medical Center,
   Series 1998,
     5.625% 12/1/28                                    2,000          1,603
VA Fairfax County Industrial
   Development Authority,
   Inova Health System,
   Series 1993 A,
     5.000% 8/15/23                                   14,130         13,219
VA Henrico County Industrial
   Development Authority,
   Bon Secours Health,
     6.000% 8/15/16                                    5,000          5,420
VA Norfolk Industrial Development Authority,
   Sentara Hospital,
   Series A,
     6.500% 11/1/13                                    2,500          2,663

See notes to investment portfolio.

6|
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

--------------------------------------------------------------------------------
INVESTMENT PORTFOLIO (CONTINUED)
--------------------------------------------------------------------------------

MUNICIPAL BONDS (CONTINUED)                            PAR           VALUE
---------------------------------------------------------------------------
VT State Educational & Health Buildings
   Authority, Springfield Hospital,
   Series A,
     7.750% 1/1/13                                   $ 1,890        $ 2,004
WV State Hospital Finance Authority,
   Series 2000 A,
     6.750% 9/1/30                                    12,550         12,740
                                                                    -------
                                                                    147,347
                                                                    -------
INTERMEDIATE CARE FACILITIES - 0.6%
IL State Development Finance Authority,
   Hoosier Care, Inc.,
   Series 1999 A,
     7.125% 6/1/34                                     2,450          2,190
IN State Health Facilities Financing Authority,
   Hoosier Care, Inc.,
   Series 1999 A,
     7.125% 6/1/34                                    10,150          9,071
PA State Economic Development
   Financing Authority,
   Northwestern Human Services, Inc.,
   Series 1998 A,
     5.250% 6/1/14                                     2,000          1,719
                                                                    -------
                                                                     12,980
                                                                    -------
NURSING HOME - 5.2%
CA San Diego Industrial Development Authority,
   Carmel Health,
     8.750% 12/1/16 (d)                                4,900          4,606
CO State Health Facilities Authority,
   American Housing Foundation Inc.,
   Series 1990 A,
     10.250% 12/1/20 (f)                               2,500          1,250
DE State Economic Development Authority,
   Churchman Village Project,
   Series A,
     10.000% 3/1/21                                    6,905          7,880
DE Sussex County, Healthcare Facility,
   Delaware Health Corp.,
   Series 1994 A,
     7.600% 1/1/24                                    14,155         12,846
FL Collier County Industrial Development
   Authority, Beverly Enterprises, Inc.,
   Series 1991,
     10.750% 3/1/03                                      700            726
FL Gadsden County Industrial Development
   Authority, Florida Properties, Inc.,
   Series 1988 A,
     10.450% 10/1/18                                   5,690          4,267
IA Marion,
   Kentucky Iowa Corp. Project,
   Series 1990,
     10.250% 1/1/20                                  $   935        $   939
IA State Finance Authority,
   Care Initiatives, Series 1998 B:
     5.500% 7/1/08                                     1,260          1,147
     5.750% 7/1/28                                     4,500          3,426
IN Gary Industrial Economic Development,
   West Side Health Care Center,
   Series 1987 A,
     11.500% 10/1/17                                   1,850          1,867
IN State Health Facilities Financing Authority,
   Metro Health Indiana, Inc.,
   Series 1998,
     6.400% 12/1/33                                    5,600          4,102
MA State Industrial Finance Authority,
   American Health Foundation, Inc.:
     10.250% 7/1/27                                      525            488
     7.750% 1/1/28                                     2,535          2,205
MA State Industrial Finance Authority,
   GF/Massachusetts Inc.,
   Series 1994,
     8.300% 7/1/23                                    12,235         12,831
MN Minneapolis,
   Walker Methodist Senior Services Group,
   Series 1998 A,
     5.875% 11/15/18                                   1,800          1,550
MN Sartell,
   Foundation for Healthcare,
   Series 1999 A,
     6.500% 9/1/16                                     1,500          1,346
MO St. Louis County Industrial
   Development Authority, Nursing Home,
   Cardinal Carberry Health Center,
   Series 1991,
     7.125% 3/20/23                                    2,000          2,058
OH Ashtabula County First Mortgage,
   Village Square Nursing Center, Inc.,
   Series 1985,
     12.000% 12/1/15 (d)                               1,160          1,044
OH Montgomery County,
   Grafton Oaks Limited Partners,
   Series 1986,
     9.750% 12/1/16                                      695            660
PA Cambria County Industrial Development
   Authority, Beverly Enterprises,
     10.000% 6/18/12                                   1,500          1,770

See notes to investment portfolio.

                                                                              |7
                                                                              |

--------------------------------------------------------------------------------
INVESTMENT PORTFOLIO (CONTINUED)
--------------------------------------------------------------------------------

November 30, 2000
(In thousands)

MUNICIPAL BONDS (CONTINUED)                            PAR           VALUE
---------------------------------------------------------------------------

HEALTHCARE (CONTINUED)
NURSING HOME (CONTINUED)
PA Chester County Industrial Development,
   Pennsylvania Nursing Home, Inc.,
   Series 1989,
     10.125% 5/1/19 (f)                              $10,337        $ 6,202
PA Delaware County Authority,
   Main Line and Haverford Nursing,
   Series 1992,
     9.000% 8/1/22                                     9,080          9,500
PA Lackawanna County Industrial Authority,
   Greenridge Nursing Center,
     10.500% 12/1/10                                   1,590          1,649
PA Luzerna County Industrial Development
   Authority, Millville Nursing Center,
     10.500% 12/1/12                                   3,315          3,422
PA Wilkins Area Industrial Development
   Authority, Oakmont Nursing Center,
   Series 1984,
     10.000% 7/1/11                                      900            940
PA Washington County Industrial
   Development Authority, Central States,
   Series 1989,
     10.250% 11/1/19 (d)                               3,205          3,221
TN Metropolitan Government, Nashville
   & Davidson Counties Health &
   Education Facilities, Central States,
   Series 1989,
     10.250% 11/1/19 (d)                                 735            739
TX Whitehouse Health Facilities Development
   Corp., Oak Brook Health Care Center,
   Series 1989,
     10.000% 12/1/19                                   1,695          1,749
WA Kitsap County Housing Authority,
   Martha & Mary Nursing Home,
     7.100% 2/20/36                                   10,000         11,208
                                                                    -------
                                                                    105,638
                                                                    -------

---------------------------------------------------------------------------
HOUSING - 13.1%
ASSISTED LIVING/SENIOR - 1.2%
DE Kent County,
   Heritage at Dover,
   Series 1999,
     7.625% 1/1/30                                     1,750          1,676
IL State Development Finance Authority,
   Care Institute, Inc.,
     8.250% 6/1/25                                    10,000         10,337
MN Roseville,
   Care Institute, Inc.,
   Series 1993,
     7.750% 11/1/23                                    2,975          2,700
NC State Medical Care Commission,
   DePaul Community Facilities Project,
   Series 1999,
     7.625% 11/1/29                                  $ 2,000        $ 1,928
TX Bell County Health Facilities Development
   Corp., Care Institutions, Inc.
     9.000% 11/1/24                                    7,475          7,970
                                                                    -------
                                                                     24,611
                                                                    -------
MULTI-FAMILY - 7.3%
AZ Mohave County Industrial Development
   Authority, Multifamily,
   Kingman Station Apartments,
     8.125% 10/1/26                                    2,740          2,863
AZ Phoenix Industrial Development Authority,
   Chris Ridge Village Project,
   Series 1992:
     6.750% 11/1/12                                      650            669
     6.800% 11/1/25                                    4,250          4,381
CO State Health Facilities Authority,
   Birchwood Manor,
   Series 1991 A,
     7.625% 4/1/26                                     1,835          1,853
DE Quaker Hill Housing Corp.,
   Multifamily Housing, Quaker Hill Apartments,
   Series A,
     7.550% 8/1/21                                     6,225          6,452
FL Broward County Housing Finance Authority,
   Chaves Lake Apartment Project,
   Series 2000,
     7.500% 7/1/40                                     6,175          6,252
FL Clay County Housing Finance Authority,
   Madison Commons Apartments,
   Series 2000 A,
     7.450% 7/1/40                                     3,000          3,038
FL Orange County Housing Finance Authority,
   Palms at Brentwood Apartments,
   Series 1998 K,
     6.500% 12/1/34                                    8,000          7,170
GA Savannah Housing Authority,
   Multifamily Housing, Plantation Oaks
   Apartments Project,
   Series 1986,
     9.625% 2/1/27                                     2,825          2,913
IL Carbondale,
   Mill Street Apartments,
   Series 1979,
     7.375% 9/1/20                                       775            788
IL Charleston Non-Profit Corp.,
   Cougills Manor Project,
     6.875% 7/1/20                                     1,623          1,628

See notes to investment portfolio.

8|
 |

--------------------------------------------------------------------------------
INVESTMENT PORTFOLIO (CONTINUED)
--------------------------------------------------------------------------------

MUNICIPAL BONDS (CONTINUED)                            PAR           VALUE
---------------------------------------------------------------------------
IL East Moline Housing Finance Corp.,
   Deerfield Woods Apartments,
     7.500% 8/1/21                                   $ 2,228        $ 2,270
LA Jefferson Housing Development Corp.,
   Multiple Family, Concordia Project,
   Series A,
     7.700% 8/1/22                                     2,570          2,663
LA New Orleans Housing Development Corp.,
   Multifamily Housing
   Mortgage, Southwood Patio,
   Series 1990 A,
     7.700% 2/1/22                                     2,375          2,476
MN Dakota County Housing &
   Redevelopment Authority,
   Series 1999,
     6.250% 5/1/29                                     5,180          4,681
MN Washington County Housing &
   Redevelopment Authority,
   Cottages of Aspen,
   Series 1992,
     9.250% 6/1/22                                     1,850          1,917
MN White Bear Lake,
   Birch Lake Townhomes Project,
   Series 1989 A,
     9.750% 7/15/19                                    2,185          2,240
   Series 1989 B,
     (a) 7/15/19 (g)                                     279            112
MO St. Louis Area Housing Finance Corp.,
   Wellington Arms III,
   Series 1979,
     7.500% 1/1/21                                     1,906          1,913
NC Eastern Carolina Regional Housing Authority,
   New River Apartments-Jacksonville,
   Series 1994,
     8.250% 9/1/14                                     2,520          2,592
NC Raleigh Housing Authority,
   Cedar Point Apartments,
   Series 1999 A,
     5.875% 5/1/30                                     5,365          5,102
NE Omaha Housing Development Corp.,
   Mortgage Notes, North Omaha Homes,
     7.375% 3/1/21                                     1,291          1,315
NJ State Housing & Mortgage Finance Agency,
     6.950% 11/1/13                                    3,500          3,650
NY Nyack Housing Assistance Corp.,
   Nyack Plaza Apartments,
     7.375% 6/1/21                                     2,450          2,453
PA Warren County Housing Finance Corp.,
   Allegheny Manor,
     7.500% 2/1/21                                     1,202          1,221
Resolution Trust Corp.,
   Pass Through Certificates,
   Series 1993 A,
     9.250% 12/01/16 (d)                             $54,930        $55,164
TN Franklin Industrial Board,
   Landings Apartment Project,
   Series 1996 B,
     8.750% 4/1/27                                     3,430          3,580
TN Knoxville Community Development Corp.,
   Multiple Family Housing,
   Maple Oak Apartment Project,
   Series 1992,
     6.375% 10/15/08                                   2,510          2,548
TX Galveston Health Facilities Center,
   Driftwood Apartments,
     8.000% 8/1/23                                     1,850          1,892
TX Laredo Housing Development Corp., No. 1,
     7.375% 3/5/21                                     1,922          1,925
VA Alexandria Redevelopment & Housing
   Authority, Courthouse Common Apartments:
   Series 1990 A,
     10.000% 1/1/21                                      760            692
   Series 1990 B,
     (a) 1/1/21(d)                                       944            840
VA Fairfax County Redevelopment and Housing
   Authority, Mt. Vernon Apartments,
   Series A,
     6.625% 9/20/20                                    1,500          1,574
VA Norfolk Redevelopment & Housing
   Authority, Multifamily Housing, Dockside,
   Series 1991 A:
     7.300% 12/1/16                                    1,315          1,360
     7.375% 12/1/28                                    1,940          2,009
WA Washington Housing Development Corp.,
   Parkview Apartments Project,
     7.500% 4/1/21                                     1,565          1,605
WI Milwaukee Housing Authority
   Mortgage, Windsor Court Project,
   Series 1986,
     8.700% 8/21/21                                    1,985          1,992
WY Rock Springs Housing Finance Corp.,
   Bicentennial Association II,
     7.500% 5/1/20                                     1,058          1,077
                                                                    -------
                                                                    148,870
                                                                    -------
SINGLE FAMILY - 4.6%
CA State Housing Finance Authority,
   Series 1984 B,
     (a) 8/1/16                                          325             57

See notes to investment portfolio.

                                                                              |9
                                                                              |

--------------------------------------------------------------------------------
INVESTMENT PORTFOLIO (CONTINUED)
--------------------------------------------------------------------------------
November 30, 2000
(In thousands)

MUNICIPAL BONDS (CONTINUED)                            PAR           VALUE
---------------------------------------------------------------------------
HOUSING (CONTINUED)
SINGLE FAMILY (CONTINUED)
CO El Paso County Home Mortgage:
   Series 1987 C,
     8.300% 9/20/18                                    $ 438          $ 464
   Series 1987 D,
     8.150% 9/20/14                                      171            180
   Series 1988 A,
     8.375% 3/25/19                                      749            804
CO State Housing Finance Authority,
   Single Family Housing:
   Series A,
     7.150% 11/1/14                                      805            819
   Series 1991 A,
     7.500% 5/1/29                                     3,675          3,793
   Series 1996 B 1,
     7.650% 11/1/26                                    1,750          1,895
   Series 1997 A-2,
     7.250% 5/1/27                                     2,510          2,731
   Series 1999 B ,
     6.800% 4/1/30                                     3,000          3,282
   Series 1999 C-2,
     7.050% 4/1/31                                     6,995          7,909
FL Brevard County,
   Housing Finance Authority,
   Single Family Mortgage,
   Series 1985,
     (a) 4/1/17                                        1,680            326
FL Lee County Housing Finance Authority,
   Series 1996 A-1,
     7.350% 3/1/27                                     4,635          4,976
IA Finance Authority Single Family,
   Series 1992 B,
     6.950% 7/1/24                                     7,900          8,286
IL Chicago:
   Series 1996 B,
     7.625% 9/1/27                                     2,260          2,525
   Series 1997 A,
     7.250% 9/1/28                                     2,840          3,093
   Series 2000 A,
     7.150% 9/1/31                                     2,000          2,269
IL State Housing Development Authority,
   Series B,
     7.250% 8/1/17                                     1,290          1,319
MA State Housing Finance Agency,
   Series 21,
     7.125% 6/1/25                                     5,640          5,797
MD State Community Development Administration,
   Department of Housing and Community
   Development Single Family Program:
   1st Series,
     7.300% 4/1/17                                     $ 450          $ 459
   3rd Series,
     7.250% 4/1/27                                       960            979
MO State Housing Development Commission,
   Homeownership Loan Program:
   Series C,
     6.900% 7/1/18                                       535            552
     7.250% 9/1/26                                     3,320          3,601
   Series 1996 A,
     7.200% 9/1/26                                     5,400          5,686
   Series 1996 B,
     7.550% 9/1/27                                     5,550          5,866
   Series 1997 C-1,
     6.550% 9/1/28                                     1,105          1,192
   Series 1998 B 2,
     6.400% 3/1/29                                        40             42
NE Investment Finance Authority,
   Single Family Mortgage, IFRN (Variable rate),
   Series 1990-2,
     10.364% 9/10/30                                   1,400          1,447
NH State Housing Finance Authority,
   Single Family Resources Mortgage,
   Series 1989 B,
     7.700% 7/1/29                                     1,155          1,172
NM State Mortgage Finance Authority,
   Series 1999 D-2,
     6.750% 9/1/29                                     4,465          4,788
OH State Housing Finance Agency,
   IFRN (Variable rate),
   Series A2,
     9.081% 3/24/31                                    3,100          3,255
   Series 1999 B 1,
     6.800% 9/1/16                                       975          1,026
TX Bexar County Housing Finance Corp.
   GNMA Collateralized Mortgage,
   Series 1989 A,
     8.200% 4/1/22                                     2,085          2,129
TX State Department Housing & Community
   Affairs, Collateralized Home Mortgage,
   IFRN (Variable rate),
   Series 1992 B2,
     8.953% 6/18/23                                    2,050          2,030
TX State Housing Agency Mortgage,
   Single Family,
   Series A,
     7.150% 9/1/12                                       110            113

See notes to investment portfolio.

10|
  |

--------------------------------------------------------------------------------
INVESTMENT PORTFOLIO (CONTINUED)
--------------------------------------------------------------------------------

MUNICIPAL BONDS (CONTINUED)                            PAR           VALUE
---------------------------------------------------------------------------
UT State Housing Finance Agency,
   Single Family Mortgage:
   Senior Issue B 1,
     7.500% 7/1/16                                   $    10        $    10
   Senior Series F 1,
     7.400% 7/1/09                                        40             40
   Series 1990 C2,
     7.950% 7/1/10                                        15             15
UT State Housing Finance Agency,
   Single Family: Senior A-1,
     6.900% 7/1/12                                       245            252
   Senior Issue B 2,
     7.000% 7/1/16                                       120            123
   Senior Issue D 2,
     7.250% 7/1/11                                        95             97
   Series E-1,
     6.950% 7/1/11                                       430            438
VA State Housing Authority
   Commonwealth Mortgage,
   Series A,
     7.100% 1/1/17                                     1,000          1,032
WI State Housing & Economic
   Development Authority,
   Series A,
     7.000% 9/1/09                                       985          1,023
WV State Housing Development Fund,
   Series 1992 B,
     7.200% 11/1/20                                    6,065          6,208
WY Community Development Authority,
   Single Family Mortgage,
   Series 1988 G,
     7.250% 6/1/21                                       890            919
                                                                    -------
                                                                     95,019
                                                                    -------

---------------------------------------------------------------------------
INDUSTRIAL - 4.0%
CHEMICALS - 0.6%
IL Southwestern Illinois Development Authority,
   Sewer Facilities, Monsanto Co.,
   Series 1991,
     7.300% 7/15/15                                    3,000          3,216
TN Humphreys County Industrial
   Development Board,
   E.I.DuPont deNemours & Co.,
   Series 1991,
     6.700% 5/1/24                                     9,000          9,598
                                                                    -------
                                                                     12,814
                                                                    -------
FOOD PRODUCTS - 0.4%
FL Hendry County Industrial Development Authority,
   Savannah Foods & Industries,
   Series 1992,
     6.400% 3/1/17                                   $ 1,000        $   814
MI State Strategic Fund,
   Michigan Sugar Co.:
   Carollton Project,
   Series 1998 B,
     6.450% 11/1/25                                    2,800          2,201
   Series 1998 C,
     6.550% 11/1/25                                    3,200          2,548
   Sebewang Project,
   Series 1998 A,
     6.250% 11/1/15                                    2,250          1,820
PA State Economic Development
   Financing Authority, USG Corp.,
   Series 1999,
     6.000% 6/1/31                                     1,650          1,133
                                                                    -------
                                                                      8,516
                                                                    -------
FOREST PRODUCTS - 0.6%
IA Cedar Rapids,
   Weyerhaeuser Company Project,
     9.000% 8/1/14                                     1,000          1,234
LA De Soto Parish,
   International Paper Company,
   Series A,
     7.700% 11/1/18                                    1,250          1,345
MN International Falls,
   Boise Cascade Corp.,
   Series 1999,
     6.850% 12/1/29                                    5,425          5,405
VA Bedford County Industrial Development
   Authority, Nekoosa Packaging Corp.,
   Series 1999 A,
     6.550% 12/1/25                                    3,500          3,327
                                                                    -------
                                                                     11,311
                                                                    -------
MANUFACTURING - 0.5%
CT State Development Authority,
   Pfizer Inc. Project,
   Series 1994,
     7.000% 7/1/25                                     3,000          3,287
IL Will-Kankakee Regional Development
   Authority, Flanders Corp., Precisionaire Project,
   Series 1997,
     6.500% 12/15/17                                   2,750          2,716
MN Brooklyn Park,
   TL Systems Corp.,
   Series 1991,
     10.000% 9/1/16                                      300            335

See notes to investment portfolio.

                                                                             |11
                                                                             |

--------------------------------------------------------------------------------
INVESTMENT PORTFOLIO (CONTINUED)
--------------------------------------------------------------------------------
November 30, 2000
(In thousands)

MUNICIPAL BONDS (CONTINUED)                            PAR           VALUE
---------------------------------------------------------------------------
INDUSTRIAL (CONTINUED)
MANUFACTURING (CONTINUED)
MO State Development Finance Board,
   Procter & Gamble Co.,
   Series 1999,
     5.200% 3/15/29                                  $ 2,500        $ 2,363
NV Henderson Public Improvement Trust,
   Integrated Coating Technology Corp.,
   Series 2000,
     6.625% 11/1/10 (f)                                1,921          1,537
                                                                    -------
                                                                     10,238
                                                                    -------
METALS & MINING - 0.4%
IN State Development Finance Authority,
   Inland Steel Co., Series 1996,
     7.250% 11/1/11                                    3,750          3,534
NV State Department of Business & Industry,
   Wheeling-Pittsburgh Steel Corp.,
   Series 1999 A,
     8.000% 9/1/14                                     1,350          1,220
PA Bucks County Industrial Development
   Revenue, Jorgensen Steel,
     9.000% 6/1/05                                     2,500          2,527
VA Peninsula Ports Authority,
   Ziegler Coal Project,
   Series 1997,
     6.900% 5/2/22 (e)                                 7,500          1,125
                                                                    -------
                                                                      8,406
                                                                    -------
OIL AND GAS - 1.5%
CA Los Angeles Regional Airport Improvement
   Corp., Los Angeles International Airport,
     6.800% 1/1/27                                     1,400          1,443
PA State Economic Development Financing
   Authority, Sun Co., Inc.,
   Series 1994 A,
     7.600% 12/1/24                                   27,500         28,679
                                                                    -------
                                                                     30,122
                                                                    -------

---------------------------------------------------------------------------
OTHER - 13.9%
OTHER - 0.1%
AL Sewer & Utility
   (a) 01/01/15 (h)                                       89              1
MD Baltimore,
   Park Charles Project,
   Series 1986,
     8.000% 1/1/15                                     1,235          1,262
                                                                    -------
                                                                      1,263
                                                                    -------
POOL/BOND BANK - 0.2%
IN Indianapolis Local Public
   Improvement Bond Bank,
   Series 1999 E,
     (a) 2/1/24                                      $13,900        $ 3,696
                                                                    -------

REFUNDED/ESCROWED (i) - 13.6%
AK State Housing Financing Corp.,
   Series 1992-A,
     6.600% 12/1/23                                   11,750         12,149
AZ Maricopa County Industrial Development
   Authority, Advantage Point,
   Series 1996-A,
     6.625% 7/1/26                                     2,750          3,094
AZ Pima County Industrial Development
   Authority,
     8.200% 9/1/21                                    12,370         16,016
CA Palmdale Community Redevelopment Agency:
   Series 1986 A,
     8.000% 3/1/16                                     3,000          3,941
   Series D,
     8.000% 4/1/16                                     7,000          9,203
CA Perris Community Facilities District,
   Series 2-90,
     8.750% 10/1/21                                    6,165          8,890
CA Pomona,
   Series A,
     7.600% 5/1/23                                    10,000         12,610
CA Riverside County,
     8.300% 11/1/12                                   10,000         13,321
CO Mesa County,
     (a) 12/1/11                                       5,905          3,393
CT State Health & Educational
   Facilities Authority,
   New Britain Hospital,
   Series 1991-A,
     7.750% 7/1/22                                       905            968
DC District of Columbia Hospital,
   Washington Hospital Center Corp.,
   Series 1990-A,
     9.000% 1/1/08                                     1,375          1,407
DE State Economic Development Authority,
   Riverside Hospital,
   Series 1992 A,
     9.500% 1/1/22                                     1,110          1,290
FL Clearwater Housing Authority,
   Hampton Apartments,
   Series 1994,
     8.250% 5/1/24                                     3,430          3,863
FL State Mid-Bay Bridge Authority,
   Series A,
     6.875% 10/1/22                                    2,000          2,348

See notes to investment portfolio.

12|
  |

--------------------------------------------------------------------------------
INVESTMENT PORTFOLIO (CONTINUED)
--------------------------------------------------------------------------------

MUNICIPAL BONDS (CONTINUED)                            PAR           VALUE
---------------------------------------------------------------------------
IL Health Facility Authority,
   United Medical Center,
   Series 1991,
     8.125% 7/1/06                                   $ 2,055        $ 2,158
     8.375% 7/1/12                                     1,500          1,637
IL State Health Facility Authority,
   Edgewater Medical Center,
   Series A,
     9.250% 7/1/24                                     8,145          9,370
IN Purdue University,
   Student Fee,
   Series B,
     6.700% 7/1/15                                     1,100          1,214
IN St. Joseph County Hospital Authority,
   South Bend Memorial Hospital,
     9.400% 6/1/10                                     2,675          3,201
KY Trimble County,
   Louisville Gas & Electric Co.,
   Series B,
     6.550% 11/1/20                                      130            137
MA State Health & Educational Facilities
   Authority, Lowell General Hospital,
   Series 1991-A,
     8.400% 6/1/11                                     2,500          2,597
   Independent Living,
     8.100% 7/1/18                                     1,215          1,341
MA State Industrial Finance Agency,
   Seacoast Nursing Home,
   Series 1991,
     9.625% 12/1/21                                    4,945          5,336
   Belmont Home Care,
   Series 1995 A,
     9.270% 1/1/25                                    10,230         12,153
MA State Turnpike Authority:
   Series A,
     5.000% 1/1/20                                    12,665         12,138
   Series 1993 A,
     5.125% 1/1/23                                     3,600          3,455
MA State,
   Series 1991 C,
     6.750% 8/1/09                                        10             10
MN Mille Lacs Capital Improvement Authority,
   Mille Lacs Band of Chippewa,
   Series 1992 A,
     9.250% 11/1/12                                    1,240          1,369
MO Hannibal Industrial Development Authority,
   Regional Healthcare Systems,
   Series 1992,
     9.500% 3/1/22                                     4,000          4,329
NC Eastern Municipal Power Agency,
   Series 1991 A,
     5.000% 1/1/21                                   $ 4,535        $ 4,352
NC Lincoln County,
   Lincoln County Hospital,
     9.000% 5/1/07                                       370            424
OK Oklahoma City Industrial & Cultural Facilities
   Trust, Hillcrest Health Center,
     6.400% 8/1/14                                     4,320          4,777
PA Convention Center Authority,
   Series 1989-A,
     6.000% 9/1/19                                    12,700         13,653
PA Montgomery County Industrial Development
   Authority, Assisted Living Facility,
   Series 1993-A,
     8.250% 5/1/23                                     1,390          1,512
PA Westmoreland County Municipal
   Authority, Special Obligation,
   Series 1985,
     9.125% 7/1/10                                     2,915          3,291
SC Piedmont Municipal Power Agency:
   Series 1988,
     (a) 1/1/13                                       18,585          9,462
   Series 1993,
     5.375% 1/1/25                                     3,960          3,923
TN Chattanooga Health Education
   and Housing Facilities Board,
   North Park Hospital Project,
   Series 1993,
     8.500% 2/1/23                                    40,320         44,170
TN Shelby County, Health, Education,
   & Housing Facilities Board, Open Arms
   Development Center:
   Series 1992-A,
     9.750% 8/1/19                                     3,985          5,101
   Series 1992-C,
     9.750% 8/1/19                                     3,975          5,088
TX State Research Laboratory
   Commission Finance Authority,
   Superconducting Super Collider,
   Series 1991,
     6.950% 12/1/12                                   10,000         11,520
UT Uintah County Pollution Control,
   Series 1984-F2,
     10.500% 6/15/14                                   6,900          7,124
WA State Health Care Facilities Authority,
   Grays Harbor Community Hospital,
   Series 1993,
     7.200% 7/1/03                                       375            381
WA Tacoma Electric System,
   Series 1991 C, IFRN (variable rate)
     8.430% 1/2/15                                    10,000         10,425
                                                                    -------
                                                                    278,141
                                                                    -------

See notes to investment portfolio.

                                                                             |13
                                                                             |

--------------------------------------------------------------------------------
INVESTMENT PORTFOLIO (CONTINUED)
--------------------------------------------------------------------------------
November 30, 2000
(In thousands)

MUNICIPAL BONDS (CONTINUED)                            PAR           VALUE
---------------------------------------------------------------------------
OTHER REVENUE - 0.4% RECREATION - 0.2%
AK Anchorage,
   Ice Rink Revenue,
   Series 1998,
     6.250% 1/1/12                                   $ 2,185        $ 2,078
CO Metropolitan Football Stadium District,
   Series 1999 A,
     (a) 1/1/11                                        3,650          2,172
                                                                    -------
                                                                      4,250
                                                                    -------
RETAIL - 0.2%
NJ State Economic Development Authority,
   Glimcher Properties L.P. Project,
     6.000% 11/1/28                                    3,400          3,081
PA Philadelphia Authority for Industrial
   Development, Hechinger Co.,
   Series 1983,
     11.375% 12/1/04 (f)                               2,680          1,340
                                                                    -------
                                                                      4,421
                                                                    -------

---------------------------------------------------------------------------
RESOURCE RECOVERY - 0.3%
DISPOSAL - 0.2%
IL Development Finance Authority,
   Waste Management, Inc.,
   Series 1997,
     5.050% 1/1/10                                     2,500          2,185
MA Boston Industrial Development Finance
   Authority, Jet-A-Way, Inc.,
     10.500% 1/1/11                                    1,500          1,548
                                                                    -------
                                                                      3,733
                                                                    -------
RESOURCE RECOVERY - 0.1%
MA State Industrial Finance Agency,
   Ogden Hill Project,
   Series 1998 A,
     5.400% 12/1/11                                    3,300          3,132
                                                                    -------

---------------------------------------------------------------------------
TAX-BACKED - 26.3%
LOCAL APPROPRIATED - 4.3%
IL Chicago Board Education,
   General Obligation Lease Certificates,
   Series 1992-A,
     6.000% 1/1/20                                     8,000          8,617
     6.250% 1/1/15                                     8,400          9,326
   Series 1998 B-1,
     (a) 12/1/22                                      27,200          7,655
IN Beech Grove School Building Corp.,
     6.250% 7/5/16                                     2,265          2,514
IN Crown Point School Building Corp.,
   Series 2000,
     (a) 1/15/18 (j)                                 $ 6,300        $ 2,430
     (a) 1/15/19                                       6,500          2,351
MO St. Louis Industrial Development Authority,
   St. Louis Convention Center,
   Series 2000,
     (a) 7/15/18                                       3,900          1,473
NY State Dormitory Authority,
   Judicial Facilities,
   Series 1991 A,
     9.500% 4/15/14                                      905          1,036
PA Philadelphia Municipal Authority,
   Series B,
     6.400% 11/15/16                                  38,785         41,095
TX Houston Independent School District
   Public Facilities Corp.:
   Series 1998 A,
     (a) 9/15/14                                       3,885          1,850
   Series 1998 B,
     (a) 9/15/15                                       2,000            895
   Cesar E. Chavez High School,
   Series 1998 A,
     (a) 9/15/18                                       3,885          1,438
     (a) 9/15/20                                       3,885          1,267
TX Houston, Series 2000,
     6.400% 6/1/27                                     5,000          5,318
                                                                    -------
                                                                     87,265
                                                                    -------
LOCAL GENERAL OBLIGATIONS - 9.0%
AK North Slope Borough:
   Series A,
     (a) 6/30/08                                      11,400          7,816
   Series 1996 B,
     (a) 6/30/07 (j)                                  45,000         32,531
   Series 1999 B,
     (a) 6/30/10                                      10,000          6,149
   Series 2000 B,
     (a) 6/30/10                                       8,000          4,919
CA Benicia Unified School District,
   Series 1997 A,
     (a) 8/1/21                                        5,955          1,886
CA Golden West School Financing Authority,
   Series 1999 A,
     (a) 8/1/14                                        4,710          2,325
CO Douglas County School District No. RE-1
   Series 1996,
     7.000% 12/15/12                                   3,000          3,559
CO El Paso County School District No. 11,
   Series 1996:
     7.100% 12/1/16                                    2,105          2,538
     7.125% 12/1/20                                    7,350          8,949

See notes to investment portfolio.

14|
  |

--------------------------------------------------------------------------------
INVESTMENT PORTFOLIO (CONTINUED)
--------------------------------------------------------------------------------

MUNICIPAL BONDS (CONTINUED)                            PAR           VALUE
---------------------------------------------------------------------------
CO Larimer, Weld & Boulder Counties
   School District,
   Series 1996,
     (a) 12/15/10                                    $ 4,000        $ 2,389
HI Honolulu,
   Series 1998,
     4.500% 7/1/28                                     6,000          5,004
IL Champaign County,
   Series 1999,
     8.250% 1/1/23                                     1,420          1,901
IL Chicago Board of Education,
   Series 1998 B-1:
     (a) 12/1/10                                       3,905          2,311
     (a) 12/1/13                                      13,400          6,629
     (a) 12/1/21                                      14,500          4,340
     (a) 12/1/23                                      15,000          3,976
   Series 1999 A:
     5.250% 12/1/17                                    5,000          5,000
     (a) 12/1/09                                       8,635          5,401
   Series 1999,
     5.500% 1/1/23                                     7,500          7,596
IL Coles & Cumberland Counties Unified
   School District,
   Series 2000,
     (a) 12/1/12                                       3,030          1,627
IL Du Page County Community High School
   District No. 99,
   Series 1998:
     (a) 12/1/10                                       2,245          1,324
     (a) 12/1/11                                       1,280            711
IL Lake & McHenry Counties United
   School District,
   Series 1998:
     (a) 2/1/09                                        2,355          1,540
     (a) 2/1/10                                        2,060          1,276
IL Lake County School District No. 56,
     9.000% 1/1/17                                    10,440         14,502
IL Will County United School District
   No. 365-UVY,
   Series 1999 B,
     (a) 11/1/18                                       1,470            543
NY Yonkers,
   Series 1999 A,
     4.500% 12/1/17                                    2,000          1,767
PA Westmoreland County,
   Series 2000 A,
     (a) 6/1/13                                        3,000          1,562
TX Frisco Independent School District,
   Series 1998 A,
     4.500% 8/15/29                                    1,490          1,225
TX Grapevine-Colleyville Independent
   School District,
   Series 1994,
     (a) 8/15/13                                     $ 6,010        $ 3,076
TX Houston Independent School District:
   Series 1999 A,
     4.750% 2/15/22                                    5,000          4,481
     4.750% 2/15/26                                    2,000          1,768
TX Hurst Euless Bedford
   Independent School District,
   Series 1994,
     6.500% 8/15/24                                    6,355          6,706
   Series 1998,
     4.500% 8/15/25                                   20,895         17,675
TX North East Independent School District,
   Series 1999,
     4.500% 10/1/28                                    8,400          7,053
WA King & Snohomish Counties
   School District No. 417,
   Series 1998 B:
     (a) 6/15/14                                       1,800            870
     (a) 6/15/16                                       3,315          1,417
                                                                    -------
                                                                    184,342
                                                                    -------
SPECIAL NON-PROPERTY TAX - 4.1%
IL State Development Finance Authority,
   City of Marion Project,
   Series 1991,
     9.625% 9/15/21                                    5,445          4,084
MN Red Lake Band of Chippewa Indians,
   Series 1998,
     6.250% 8/1/13                                     2,100          1,966
NJ State Transportation Trust Fund
   Authority,
   Series B,
     7.000% 6/15/12                                   27,000         31,952
NY New York City Transitional Finance Authority,
   Series 1998 C,
     4.750% 5/1/23                                     5,250          4,672
NY State Local Government Assistance Corp.,
   Series 1993 E,
     5.000% 4/1/21                                     2,655          2,537
   Series E,
     5.250% 4/1/16                                    15,060         15,249
OH Hamilton County,
   Series 2000 B,
     (a) 12/1/22                                      10,315          3,001
PA Convention Center Authority,
   Series A,
     6.750% 9/1/19                                     5,000          5,379

See notes to investment portfolio.

                                                                             |15
                                                                             |

--------------------------------------------------------------------------------
INVESTMENT PORTFOLIO (CONTINUED)
--------------------------------------------------------------------------------
November 30, 2000
(In thousands)

MUNICIPAL BONDS (CONTINUED)                            PAR           VALUE
---------------------------------------------------------------------------
TAX-BACKED (CONTINUED)
SPECIAL NON-PROPERTY TAX (CONTINUED)
WA Central Puget Sound Regional
   Transportation Authority,
   Series 1998,
     4.750% 2/1/28                                   $10,000        $ 8,698
WI State,
   Series 1999,
     5.250% 12/15/27                                   6,500          6,353
                                                                    -------
                                                                     83,891
                                                                    -------
SPECIAL PROPERTY TAX - 0.4%
CA Capistrano Unified School District,
   Ladera Community Facilities District No. 98-2,
   Series 1999,
     5.750% 9/1/29                                     4,000          3,760
CA Santa Margarita Water District,
   Series 1999,
     6.250% 9/1/29                                     4,200          4,200
                                                                    -------
                                                                      7,960
                                                                    -------
STATE APPROPRIATED - 5.7%
MI State,
   525 Redevco, Inc.,
   Series 2000,
     (a) 6/1/21                                        3,000            944
NY State Dormitory Authority:
   State University of New York,
   Series 1990 A,
     7.500% 5/15/13                                    8,000          9,729
   City University,
   Series 1990 C,
     7.500% 7/1/10                                    19,875         22,762
   Series 1993 A,
     6.000% 7/1/20                                    19,470         20,960
   State University Education Facilities,
   Series A,
     5.875% 5/15/17                                   28,240         30,460
   Series 1998 B,
     4.500% 5/15/20                                   24,010         20,397
   Series 1999 C,
     4.750% 8/15/19                                    4,000          3,626
NY State Urban Development Corp.,
   Series 1995,
     5.500% 1/1/15                                     5,265          5,496
WV State Building Commission,
   Series 1998 A,
     5.375% 7/1/21                                     3,215          3,209
                                                                    -------
                                                                    117,583
                                                                    -------
STATE GENERAL OBLIGATIONS - 2.8%
FL State Board of Education,
   Series 1998 A,
     4.500% 6/1/21                                   $ 3,000        $ 2,592
   Series 1998 A,
     4.750% 6/1/28                                     7,000          6,220
   Series 1998 C,
     4.500% 6/1/18                                     7,430          6,582
   Series 1998 D,
     4.500% 6/1/24                                    10,000          8,542
MA Massachusetts Bay Transportation Authority,
   Series 1998:
     4.500% 3/1/26                                     5,000          4,211
     4.750% 3/1/21                                     4,865          4,376
   Series 2000 A,
     5.250% 7/1/30                                    19,000         18,282
MA State College Building Authority Project,
   Series A,
     7.500% 5/1/11                                     1,500          1,825
NV State,
   Series A,
     6.800% 7/1/12                                        60             62
PR Commonwealth of Puerto Rico,
   Series B,
     6.500% 7/1/15                                     2,650          3,088
TX State Public Finance Authority,
   Series 1997,
     (a) 10/1/13                                       4,000          2,046
                                                                    -------
                                                                     57,826
                                                                    -------

---------------------------------------------------------------------------
TRANSPORTATION - 8.1%
AIR TRANSPORTATION - 1.1%
IL Chicago O'Hare International Airport,
   United Airlines, Inc.:
   Series 1999 A,
     5.350% 9/1/16                                     4,100          3,500
   Series 2000 A,
     6.750% 11/1/11                                    7,850          7,989
NC Charlotte,
   US Airways, Inc.,
   Series 2000,
     7.750% 2/1/28                                     5,550          5,314
NJ State Economic Development Authority,
   Continental Airlines, Inc.,
   Series 1999,
     6.250% 9/15/19                                    5,400          4,847
                                                                    -------
                                                                     21,650
                                                                    -------
AIRPORT - 2.2%
CO Denver City and County Airport,
   Series B,
     7.250% 11/15/23                                   9,450          9,998

See notes to investment portfolio.

16|
  |

--------------------------------------------------------------------------------
INVESTMENT PORTFOLIO (CONTINUED)
--------------------------------------------------------------------------------

MUNICIPAL BONDS (CONTINUED)                            PAR           VALUE
---------------------------------------------------------------------------
HI State,
   Airport System Revenue,
   Series 1991,
     6.900% 7/1/12                                   $ 4,250        $ 4,854
MA State Port Authority:
   Series 1999,
     7.270% 7/1/29                                     2,500          2,588
     7.721% 7/1/29                                     1,500          1,584
NC Charlotte,
   Series 1999,
     7.520% 6/15/22                                    1,000          1,064
TX Dallas-Fort Worth Regional Airport,
   Series A,
     7.375% 11/1/11                                    6,000          6,582
VA Capital Region Airport Commission,
   Series B,
     8.125% 7/1/14                                    17,200         19,432
                                                                    -------
                                                                     46,102
                                                                    -------
TOLL FACILITIES - 4.3%
CA San Joaquin Hills Transportation
   Corridor Agency,
   Series A,
     (a) 1/15/14                                      14,450          7,337
CO State Public Highway Authority,
   Series 2000 B,
     (a) 9/1/11                                       17,685         10,168
     (a) 9/1/18                                       14,000          5,225
     (a) 9/1/19                                       11,600          4,058
   Series 1997 B,
     (a) 9/1/22                                        6,515          1,890
MA State Turnpike Authority:
   Series C:
     (a) 1/1/18                                        4,700          1,837
     (a) 1/1/20                                       15,000          5,198
   Series 1997 A,
     (a) 1/1/24                                        7,000          1,912
NJ State Turnpike Authority:
   Series C,
     6.500% 1/1/16                                     8,500          9,677
   Series 1991 C,
     6.500% 1/1/16                                    16,000         18,217
NY Triborough Bridge & Tunnel Authority,
     6.125% 1/1/21                                     7,000          7,708
   Series 1992 Y,
     5.500% 1/1/17                                     2,000          2,071
     6.125% 1/1/21                                     8,500          9,361
VA Richmond Metropolitan Authority,
   Series 1998,
     5.250% 7/15/22                                    4,400          4,349
                                                                    -------
                                                                     89,008
                                                                    -------
TRANSPORTATION - 0.5%
CA San Francisco Bay Area Rapid Transit District,
     6.997% 7/1/26 (d)                               $ 5,000        $ 5,118
NV State Department of Business & Industry,
   Las Vegas Monorail Project,
   Series 2000:
     7.380% 1/20/30                                    1,000            975
     7.375% 1/1/40                                     3,000          2,895
OH Toledo-Lucas County Port Authority,
   CSX Transportation, Inc.,
   Series 1992,
     6.450% 12/15/21                                   1,950          1,950
                                                                    -------
                                                                     10,938
                                                                    -------

UTILITY - 14.1%
INDEPENDENT POWER PRODUCER - 1.4%
NY Port Authority of New York & New Jersey,
   KIAC Partners,
   Series 1996 IV:
     6.750% 10/1/11                                    1,500          1,541
     6.750% 10/1/19                                    7,300          7,473
NY Suffolk County Industrial Development Agency,
   Nissequogue Cogen Partners,
   Series 1998,
     5.500% 1/1/23                                     6,800          6,061
PA Economic Development Finance
   Authority, Colver Project,
   Series D,
     7.150% 12/1/18                                   10,000         10,160
PR Commonwealth of Puerto Rico Industrial,
   Educational, Medical & Environmental
   Cogeneration Facilities, AES Project,
   Series 2000,
     6.625% 6/1/26                                     2,800          2,888
                                                                    -------
                                                                     28,123
                                                                    -------
INVESTOR OWNED - 5.9%
AZ Pima County Industrial Development Authority,
   Tucson Electric Power Co.,
   Series A,
     6.100% 9/1/25                                     2,000          1,775
CT State Development Authority,
   Connecticut Light & Power Co.,
   Series 1993 A,
     5.850% 9/1/28                                     3,875          3,521
FL Pinellas County,
   Florida Power Corp.,
     7.200% 12/1/14                                    1,000          1,032
HI State Department Budget and Finance,
   Series 1993 B, IFRN (variable rate)
     6.229% 12/15/23                                  10,000          7,262

See notes to investment portfolio.

                                                                             |17
                                                                             |

--------------------------------------------------------------------------------
INVESTMENT PORTFOLIO (CONTINUED)
--------------------------------------------------------------------------------
November 30, 2000
(In thousands)

MUNICIPAL BONDS (CONTINUED)                            PAR           VALUE
---------------------------------------------------------------------------
UTILITY (CONTINUED)
INVESTOR OWNED (CONTINUED)
IL Development Financial Authority,
   Pollution Control,
   Series 1991,
     7.250% 6/1/11                                   $ 5,625        $ 5,768
IL State Development Finance Authority,
   Commonwealth Edison Co. Project,
   Series D,
     6.750% 3/1/15                                     3,400          3,679
IN Petersburg,
   Indiana Power & Light Co.,
   Series B,
     5.400% 8/1/17                                     5,000          5,071
LA De Soto Parish,
   Southwestern Electric Power Co.:
   Series 1992,
     7.600% 1/1/19                                     6,000          6,389
     7.600% 1/1/19                                     5,000          5,339
MS State Business Finance Corp.,
   Systems Energy Resources Project,
   Series 1998,
     5.875% 4/1/22                                    12,000         10,725
MS State Business Finance Corp.,
   Systems Energy Resources, Inc.
   Series 1999,
     5.900% 5/1/22                                     2,500          2,241
NJ Cape May County Industrial Pollution
   Control Financing Authority,
   Atlantic City Electric Co.,
   Series 1994 A,
     7.200% 11/1/29                                    5,000          5,450
NV Clark County,
   Nevada Power Co.,
   Series 1992 A,
     6.700% 6/1/22 (j)                                15,895         16,567
NV Humboldt County Pollution Control Revenue,
   Idaho Power Co. Project,
     8.300% 12/1/14                                    1,875          2,085
NY State Energy Research & Development
   Authority, Brooklyn Union Gas Co.,
   Series 1993-B, IFRN (variable rate),
     7.808% 4/1/20                                    13,000         14,430
   Consolidated Edison Co.,
   Series 1994 A,
     7.125% 12/1/29                                    5,000          5,388
NY State Energy Research & Development Authority,
   Long Island Lighting Co.,
   Series 1991 A,
     7.150% 12/1/20                                    2,945          3,073
TX Brazos River Authority,
   Houston Light & Power Co.,
   Series A,
     6.700% 3/1/17                                   $13,015        $13,541
TX Matagorda County,
   Houston Light & Power Co.,
     6.700% 3/1/27                                     7,200          7,491
                                                                    -------
                                                                    120,827
                                                                    -------
JOINT POWER AUTHORITY - 3.5%
GA State Municipal Electric Authority,
   Series 1993 Z,
     5.500% 1/1/20                                     6,000          6,139
MA State Municipal Wholesale
   Electric Co.,
   Series 1994 A,
     5.612% 7/1/16                                    22,900         21,268
MN Southern Minnesota Municipal Power Agency,
   Series 1994 A,
     (a) 1/1/20                                        2,000            693
NC Eastern Municipal Power Agency,
   Series 1999 D,
     6.700% 1/1/19                                     1,500          1,570
NC State Municipal Power Agency,
   Catawba No. 1:
   Series 1992,
     (a) 1/1/09                                       10,000          6,681
   Series 1998 A,
     5.500% 1/1/15                                     4,500          4,632
NE American Public Energy Agency,
   Public Gas Agency-Western Project,
   Series 1999 A,
     5.250% 6/1/11                                     2,710          2,598
SC Piedmont Municipal Power Agency:
   Series 1988,
     (a) 1/1/13                                       25,870         13,682
   Series 1993,
     5.375% 1/1/25                                    11,805         11,671
TX State Municipal Power Agency,
     (a) 9/1/08                                        4,500          3,073
WI Public Power, Inc.,
   Series 1993 B,
     5.440% 7/1/14                                     5,400          5,415
                                                                    -------
                                                                     77,422
                                                                    -------
MUNICIPAL ELECTRIC - 1.6%
FL Orlando Utilities Commission,
   Series 1993-B, IFRN (variable rate)
     6.379% 10/6/13                                    5,000          5,219

See notes to investment portfolio.

18|
  |

--------------------------------------------------------------------------------
INVESTMENT PORTFOLIO (CONTINUED)
--------------------------------------------------------------------------------

MUNICIPAL BONDS (CONTINUED)                            PAR           VALUE
---------------------------------------------------------------------------
UTILITY (CONTINUED)
MUNICIPAL ELECTRIC (CONTINUED)
NC University of North Carolina at
   Chapel Hill,
     (a) 8/1/14                                      $ 3,000      $   1,462
NY Long Island Power Authority,
   Series 2000 A:
     (a) 6/1/15                                        3,000          1,385
     (a) 6/1/20                                        2,500            842
PA Westmoreland County Municipal Authority,
   Series 1999 A,
     (a) 8/15/22                                       2,000            589
SD Heartland Consumers Power District,
   Series 1992,
     6.000% 1/1/17                                     5,600          6,065
TN Metropolitan Government, Nashville
   & Davidson Counties,
   Series 1996 A,
     (a) 5/15/09                                       5,250          3,449
WA Chelan County Public Utilities
   District Number 001 Consolidate,
   Series 1989-A Division I,
     7.750% 7/1/21                                     4,500          4,570
WA Chelan County Public Utilities District No. 1,
   Columbia River Rock Hydroelectric,
     (a) 6/1/09                                        5,000          3,261
                                                                  ---------
                                                                     26,842
                                                                  ---------
WATER & SEWER - 1.7%
CA Castaic Lake Water Agency,
   Series 1999 A,
     (a) 8/1/24                                        9,445          2,497
ID State Water Resource Board,
   Boise Water Corp.,
   Series 1991,
     7.250% 12/1/21                                    6,000          6,242
IL Chicago,
   Series 1999 A,
     (a) 1/1/20                                        7,275          2,428
LA Public Facility, Belmont Water
   Authority,
     9.000% 3/15/24 (f)(k)                             1,350          1,148
MA State Water Pollution Abatement Trust,
   Series 1999 A,
     6.000% 8/1/17                                    10,000         10,907
MA State Water Resources Authority,
   Series 1998 B,
     4.500% 8/1/22 (j)                                 3,250          2,794
MS Five Lakes Utility District,
     8.250% 7/15/24                                      760            668
NY New York City Municipal Water
   Finance Authority,
   Series 1999,
     6.590% (variable rate) 6/15/32 (l)              $ 7,000      $   6,897
TX Houston,
   Series 1998,
     (a) 12/1/23                                       6,500          1,741
                                                                  ---------
                                                                     35,322
                                                                  ---------
TOTAL MUNICIPAL BONDS
(cost of $1,956,539)                                              1,964,945
                                                                  ---------

PREFERRED STOCKS - 0.8%
---------------------------------------------------------------------------
Charter Mac Equity Issue Trust:
   6.625% 06/30/49 (d)                                 4,000          3,910
   7.600% 11/30/50 (d)                                 5,000          5,038
Munimae Equity Issue Trust,
   7.750% 11/01/10 (d)                                 8,000          8,090
                                                                  ---------

TOTAL PREFERRED
(cost of $17,000)                                                    17,038
                                                                  ---------

OPTIONS - 0.5%
---------------------------------------------------------------------------
March 2000 Treasury Bond Call,
   Strike price 102, Expiration 02/17/01
   (cost $6,811)                                         472          9,293
                                                                  ---------

TOTAL INVESTMENTS
(cost of $1,980,350)(m)                                           1,991,276
                                                                  ---------

SHORT-TERM OBLIGATIONS - 0.4%
---------------------------------------------------------------------------
VARIABLE RATE DEMAND NOTES (n)
IA State Finance Authority,
   Diocese of Sioux City,
   Series 1999,
     4.200% 3/1/19                                       500            500
IA State Higher Education Loan Authority,
   St. Ambrose University:
   Series 1995,
     4.300% 2/1/05                                       200            200
   Series 1999,
     4.200% 10/1/09                                      800            800
IA Woodbury County,
   Siouxland Medical Educational Foundation,
   Series 1996,
     4.250% 11/1/16                                      500            500
IN Allen County,
   Golden Years Homestead, Inc.,
   Series 1996,
     4.200% 8/1/21                                       800            800

See notes to investment portfolio.

                                                                             |19
                                                                             |

--------------------------------------------------------------------------------
INVESTMENT PORTFOLIO (CONTINUED)
--------------------------------------------------------------------------------
November 30, 2000
(In thousands)

SHORT-TERM OBLIGATIONS (CONTINUED)                     PAR           VALUE
---------------------------------------------------------------------------
VARIABLE RATE DEMAND NOTES (CONTINUED)
IN State Hospital Equipment Finance Authority,
   Series A,
     4.200% 12/1/15                                  $   500     $       500
MI State Strategic Fund, Detroit Edison Co.,
   Series 1995 CC,
     4.250% 9/1/30                                       900            900
MN Minneapolis,
   Series 1995 B,
     4.050% 12/1/05                                      800            800
NV Clark County,
   Las Vegas Project,
   Series 1999,
     4.200% 8/1/19                                       600            600
NY New York City Municipal Water
   Finance Authority,
   Series 1995 A,
     4.500% 6/15/25                                      200            200
NY State Energy Research & Development
   Authority, Niagara Mohawk Power Chip,
   Series 1985-A,
     4.500% 7/1/15                                       800            800
TX Gulf Coast Waste Disposal Authority,
   Monsanto Co.,
   Series 1994,
     4.250% 4/1/13                                     1,000          1,000
WY Lincoln County,
   Exxon Corp.,
   Series 1984 D,
     4.050% 11/1/14                                    1,200          1,200
                                                                 ----------

TOTAL SHORT TERM OBLIGATIONS                                          8,800
                                                                 ----------

OTHER ASSETS & LIABILITIES, NET - 2.4%                               48,633
                                                                 ----------
Net Assets 100.0%                                                $2,048,709
                                                                 ----------

NOTES TO INVESTMENT PORTFOLIO:

(a)  Zero coupon bonds.
(b) This is a restricted security which was acquired on December 3, 1992 at a cost of $1,545. This security represents 0.1% of the Fund's net assets at November 30, 2000.
(c) These securities have been purchased on a delayed delivery basis for settlement at a future date beyond the customary settlement date.
(d) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2000, the value of these securities amounted to $96,024 or 4.7% of net assets.
(e) This is a restricted security which was acquired on March 19, 1999 at a cost of $7,500. This security represents 0.1% of the Fund's net assets at November 30, 2000.
(f) This issuer is in default of certain debt covenants. Income is not being accrued.
(g) Accrued interest accumulates in the value of the security and is payable at redemption. The value of this security represents fair value as determined under procedures approved by the Trustees.
(h) Represents fair value as determined in good faith under the direction of the Trustees.
(i) The Fund has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of the principal and interest.
(j) These securities, or a portion thereof, with a total market value of $17,069 are being used to collateralize open futures contracts.
(k) This is a restricted security which was acquired on March 22, 1994 at a cost of $1,350. This security represents 0.1% of the Fund's net assets at November 30, 2000.
(l) This is a restricted security which was acquired on October 1, 1999 at a cost of $6,138. This security represents 0.3% of the Fund's net assets at November 30, 2000.
(m)  Cost for federal income tax purposes is $1,980,421.

(n) Variable rate demand notes are considered short-term obligations. Interest rates change periodically on specified dates. These securities are payable on demand and are secured by either letters of credit or other credit support agreements from banks. The rates listed are as of November 30, 2000.

Long futures contracts open at November 30, 2000:

                        Par value                            Unrealized
                        covered by      Expiration          appreciation
Type                    contracts          month             at 11/30/00
------------------------------------------------------------------------
Treasury Bond            $156,000          March                $3,397

       ACRONYM                          NAME
       -------                          ----
        IFRN                  Inverse Floating Rate Note

See notes to investment portfolio.

20|
  |

--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------

November 30, 2000
(In thousands except for per share amounts and footnotes)

ASSETS
Investments at value (cost $1,980,350)                           $1,991,276
Short-term obligations                                                8,800
                                                                 ----------
                                                                  2,000,076
Receivable for:
   Interest                                          $37,205
   Fund shares sold                                   16,298
   Investments sold                                    6,598
   Variation margin on futures                         1,268
Other                                                    181         61,550
                                                     -------     ----------
   Total Assets                                                   2,061,626

LIABILITIES
Payable for:
   Investments purchased                               6,100
   Fund shares repurchased                             2,222
   Distributions                                       3,034
Accrued:
   Management fee                                        883
   Transfer agent fee                                    348
   Bookkeeping fee                                        51
   Deferred Trustees fees                                 33
Other                                                    246
                                                     -------
   Total Liabilities                                                 12,917
                                                                 ----------

NET ASSETS                                                       $2,048,709
                                                                 ----------
Net asset value & redemption price per share --
   Class A ($1,859,311/145,291)                                  $    12.80(a)
                                                                 ----------
Maximum offering price per share --
   Class A ($12.80/0.9525)                                       $    13.44(b)
                                                                 ----------
Net asset value & offering price per share --
   Class B ($184,298/14,401)                                     $    12.80(a)
                                                                 ----------
Net asset value & offering price per share --
   Class C ($5,100/399)                                          $    12.80(a)
                                                                 ----------

COMPOSITION OF NET ASSETS
Capital paid in                                                  $2,092,442
Overdistributed net investment income                                (2,461)
Accumulated net realized loss                                       (55,595)
Net unrealized appreciation (depreciation) on:
   Investments                                                       10,926
   Open futures contracts                                             3,397
                                                                 ----------
                                                                 $2,048,709
                                                                 ----------

--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
For the Year Ended November 30, 2000
(In thousands)

INVESTMENT INCOME
Interest                                                           $137,659

EXPENSES
Management fee                                       $11,172
Service fee-- Class A                                  4,681
Service fee -- Class B                                   583
Service fee -- Class C                                    12
Distribution fee -- Class B                            1,758
Distribution fee -- Class C                               37
Transfer agent                                         3,447
Bookkeeping fee                                          627
Registration fee                                          45
Audit fee                                                 37
Trustees fee                                              88
Custodian fee                                             61
Reports to shareholders                                   41
Legal fee                                                269
Other                                                    136
                                                     -------
                                                      22,994
                                                     -------
Fees waived by the
   Distributor -- Class C                                 (7)
   Custodian Credits Earned                              (61)        22,926
                                                     -------     ----------
Net Investment Income                                               114,733
                                                                 ----------

NET REALIZED & UNREALIZED GAIN (LOSS) ON
PORTFOLIO POSITIONS
Net realized gain/loss on:
   Investments                                       (31,619)
   Closed futures contracts                            5,308
                                                     -------
     Net Realized Loss                                              (26,311)
Net change in unrealized
   appreciation/depreciation
   during the period on:
   Investments                                        39,790
   Open futures contracts                              3,397
                                                     -------
     Net change in unrealized
       appreciation/depreciation                                     43,187
                                                                 ----------
       Net Gain                                                      16,876
                                                                 ----------
Increase in Net Assets from Operations                           $  131,609
                                                                 ----------

(a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

(b)  On sales of $50,000 or more the offering price is reduced.

See notes to financial statements.

                                                                             |21
                                                                             |

--------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
(In thousands)

                                                  YEAR ENDED     YEAR ENDED
                                                 NOVEMBER 30,   NOVEMBER 30,
INCREASE (DECREASE) IN NET ASSETS                    2000           1999
----------------------------------------------------------------------------
Operations:
Net investment income                             $  114,733     $  131,317
Net realized loss                                    (26,311)       (17,682)
Net change in unrealized
   appreciation /depreciation                         43,187       (214,317)
                                                  ----------     -----------
   Net Increase (Decrease) from Operations           131,609       (100,682)
Distributions:
From net investment income -- Class A               (102,268)      (115,905)
In excess of net investment
   income -- Class A                                      --         (2,857)
From net realized gains -- Class A                        --        (30,692)
In excess of net realized gains -- Class A                --         (9,502)
From net investment income -- Class B                (10,909)       (13,967)
In excess of net investment income -- Class B             --           (344)
From net realized gains -- Class B                        --         (4,419)
In excess of net realized gains -- Class B                --         (1,368)
From net investment income -- Class C                   (242)          (193)
In excess of net investment income -- Class C             --             (5)
From net realized gains -- Class C                        --            (22)
In excess of net realized gains -- Class C                --             (7)
                                                  ----------     -----------
                                                      18,190       (279,963)
                                                  ----------     -----------

Fund Share Transactions:
Receipts for shares sold -- Class A                  508,701        647,353
Value of distributions
   reinvested -- Class A                              51,420         94,482
Cost of shares repurchased -- Class A               (751,443)      (933,598)
                                                  ----------     ----------
                                                    (191,322)      (191,763)
                                                  ----------     ----------
Receipts for shares sold -- Class B                    6,402         17,692
Value of distributions
   reinvested -- Class B                               5,436         12,150
Cost of shares repurchased -- Class B               (108,086)       (69,705)
                                                  ----------     ----------
                                                     (96,248)       (39,863)
                                                  ----------     ----------
Receipts for shares sold -- Class C                    1,222          4,600
Value of distributions
   reinvested -- Class C                                 191            195
Cost of shares repurchased -- Class C                   (981)        (1,225)
                                                  ----------     ----------
                                                         432          3,570
                                                  ----------     ----------
Net Decrease from
   Fund Share Transactions                          (287,138)      (228,056)
                                                  ----------     ----------
     Total Decrease                                 (268,948)      (508,019)

NET ASSETS
Beginning of period                                2,317,657      2,825,676
                                                  ----------     ----------
End of period (net of overdistributed
   net investment income of $2,461
   and $4,051, respectively)                      $2,048,709     $2,317,657
                                                  ----------     ----------

                                                  YEAR ENDED     YEAR ENDED
                                                 NOVEMBER 30,   NOVEMBER 30,
NUMBER OF FUND SHARES                               2000            1999
----------------------------------------------------------------------------
Sold -- Class A                                       40,534         48,014
Issued for distributions
   reinvested -- Class A                               4,097          6,984
Repurchased-- Class A                                (59,876)       (69,593)
                                                  ----------     ----------
                                                     (15,245)       (14,595)
                                                  ----------     ----------

Sold-- Class B                                           509          1,311
Issued for distributions
   reinvested -- Class B                                 434            896
Repurchased -- Class B                                (8,587)        (5,242)
                                                  ----------     ----------
                                                      (7,644)        (3,035)
                                                  ----------     ----------
Sold -- Class C                                           98            335
Issued for distributions
   reinvested -- Class C                                  15             15
Repurchased -- Class C                                   (78)           (92)
                                                  ----------     ----------
                                                          35            258
                                                  ----------     ----------

See notes to financial statements.

22|
  |

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
November 30, 2000

NOTE 1. ACCOUNTING POLICIES ORGANIZATION:

Liberty Tax-Exempt Fund (the Fund) (formerly Colonial Tax-Exempt Fund) is a series of Liberty Funds Trust IV, a diversified portfolio of a Massachusetts business trust, registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment objective is to seek as high a level of after-tax total return as is consistent with prudent risk by pursuing current income exempt from federal income tax and opportunities from long-term appreciation from a portfolio primarily invested in investment-grade municipal bonds. The Fund may issue an unlimited number of shares. The Fund offers three classes of shares: Class A, Class B and Class C. Class A shares are sold with a front-end sales charge. A contingent deferred sales charge is assessed on Class A shares purchased without an initial sales charge on redemptions made within eighteen months on an original purchase of $1 million to $25 million. Class B shares are subject to an annual distribution fee and a contingent deferred sales charge. Class B shares will convert to Class A shares in three, four or eight years after purchase, depending on the program under which shares were purchased. Class C shares are subject to a contingent deferred sales charge on redemptions made within one year after purchase and an annual distribution fee.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies that are consistently followed by the Fund in the preparation of its financial statements.

SECURITY VALUATION AND TRANSACTIONS:

Debt securities generally are valued by a pricing service based upon market transactions for normal, institutional-size trading units of similar securities. When management deems it appropriate, an over-the-counter or exchange bid quotation is used.

Options are valued at the last reported sale price, or in the absence of a sale, the mean between the last quoted bid and asking price.

Futures contracts are valued based on the difference between the last sale price and the opening price of the contract.

Short-term obligations with a maturity of 60 days or less are valued at amortized cost.

Portfolio positions for which market quotations are not readily available are valued at fair value under procedures approved by the Trustees.

Security transactions are accounted for on the date the securities are purchased, sold or mature.

Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes.

The Fund may trade securities on other than normal settlement terms. This may increase the risk if the other party to the transaction fails to deliver and causes the Fund to subsequently invest at less advantageous prices.

DETERMINATION OF CLASS NET ASSET VALUES AND FINANCIAL HIGHLIGHTS:

All income, expenses (other than the Class B and Class C distribution fees), realized and unrealized gains (losses), are allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class.

Class B and Class C per share data and ratios are calculated by adjusting the expense and net investment income per share data and ratios for the Fund for the entire period by the distribution fee applicable to Class B and Class C shares only.

FEDERAL INCOME TAXES:

Consistent with the Fund's policy to qualify as a regulated investment company and to distribute all of its taxable and tax-exempt income, no federal income tax has been accrued.

INTEREST INCOME, DEBT DISCOUNT AND PREMIUM:

Interest income is recorded on the accrual basis. Original issue discount is accreted to interest income over the life of a security with a corresponding increase in the cost basis; market discount is not accreted. Premium is amortized against interest income with a corresponding decrease in the cost basis.

Effective December 1, 2001, the Fund will adopt the provisions of the AICPA Audit and Accounting Guide for Investment Companies and will be required to amortize premium and discount on all debt securities. Upon the effective date, this accounting principle change will not have an impact on total net assets but will result in a reclassification between cost of securities held and net unrealized appreciation/depreciation. The Fund currently has not determined the impact of the adoption of the new accounting policy.

DISTRIBUTIONS TO SHAREHOLDERS:

The Fund declares and records distributions daily and pays monthly.

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

NOTE 2. FEES AND COMPENSATION PAID TO AFFILIATES MANAGEMENT FEE:

Liberty Funds Services, Inc. (the Advisor) is the investment Advisor of the Fund and furnishes accounting and other services and office facilities for a monthly fee based on each fund's pro-rata portion of the combined average net assets of the Fund, Liberty Tax Exempt Insured Fund and Liberty High Yield Municipal Fund as follows:

AVERAGE NET ASSETS            ANNUAL FEE RATE

First $1 billion                   0.60%

Next $2 billion                    0.55%

Next $1 billion                    0.50%

Over $4 billion                    0.45%

The management fee applicable to the Fund was reduced by 0.05% annually of the average net assets of the Fund between $2 billion and $3 billion.

                                                                             |23
                                                                             |

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------
November 30, 2000

In addition, a further reduction was made based on the following schedule:

                                    CUMULATIVE ANNUALIZED
EFFECTIVE DATE                            REDUCTION
---------------------------------------------------------
January 1, 1996                              0.01%
April 1, 1996                                0.02%
July 1, 1996                                 0.03%
October 1, 1996                              0.04%

BOOKKEEPING FEE:

The Advisor provides bookkeeping and pricing services for a monthly fee equal to $27,000 annually plus 0.035% annually of the Fund's average net assets as follows:

AVERAGE NET ASSETS                     ANNUAL FEE RATE
------------------------------------------------------
First $50 million                          No charge
Next $950 million                            0.035%
Next $1 billion                              0.025%
Next $1 billion                              0.015%

TRANSFER AGENT:

Liberty Funds Services, Inc. (the Transfer Agent), an affiliate of the Advisor, provides shareholder services for a monthly fee equal to 0.13% annually of the Fund's average net assets and receives reimbursement for certain out-of-pocket expenses.

Effective January 1, 2000, the Transfer Agent fee was changed to a fee comprised of 0.07% annually of average net assets plus charges based on the number of shareholder accounts and transactions. The Transfer Agent receives reimbursement for certain out-of-pocket expenses.

UNDERWRITING DISCOUNTS, SERVICE AND DISTRIBUTION FEES:

Liberty Funds Distributor, Inc. (the Distributor), a subsidiary of the Advisor, is the Fund's principal underwriter. During the year ended November 30, 2000, the Fund has been advised that the Distributor retained net underwriting discounts of $1,919,107 on sales of the Fund's Class A shares and received contingent deferred sales charges (CDSC) of $19,377, $214,364 and $185 on Class A, Class B and Class C share redemptions, respectively.

The Fund has adopted a 12b-1 plan which requires the payment of a service fee to the Distributor equal to 0.25% annually of the Fund's net assets as of the 20th of each month. The plan also requires the payment of a distribution fee to the Distributor equal to 0.75% annually of the average net assets attributable to Class B and Class C shares. The Distributor has voluntarily agreed to waive a portion of the Class C share distribution fee so that it will not exceed 0.60% annually.

The CDSC and the fees received from the 12b-1 plan are used principally as repayment to the Distributor for amounts paid by the Distributor to dealers who sold such shares.

OTHER:

The Fund pays no compensation to its officers, all of whom are employees of the Advisor.

The Fund's Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund's assets.

The Fund has an agreement with its custodian bank under which $60,141 of custodian fees were reduced by balance credits applied during the year ended November 30, 2000. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangements in an income producing asset if it had not entered into such agreements.

NOTE 3. PORTFOLIO INFORMATION
        INVESTMENT ACTIVITY:

During the year ended November 30, 2000, purchases and sales of investments, other than short-term obligations, were $306,052,498 and $632,725,517 respectively.

Unrealized appreciation (depreciation) at November 30, 2000, based on cost of investments for federal income tax purposes was approximately:

     Gross unrealized appreciation           $103,120,000
     Gross unrealized depreciation            (92,265,000)
                                             ------------
     Net unrealized appreciation             $ 10,855,000
                                             ------------

CAPITAL LOSS CARRYFORWARDS:

At November 30, 2000 capital loss carryforwards available (to the extent provided in regulations) to offset future realized gains were approximately as follows:

                                            CAPITAL LOSS
YEAR OF EXPIRATION                          CARRYFORWARD
--------------------------------------------------------
2007                                         $29,459,000
2008                                          13,473,000
                                             -----------
                                             $42,932,000
                                             -----------

OTHER:

There are certain risks arising from geographic concentration in any state. Certain revenue or tax related events in a state may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

The Fund may focus its investments in certain industries, subjecting it to greater risk than a fund that is more diversified.

The Fund may purchase or sell municipal and Treasury bond futures contracts and purchase and write options on futures. The Fund will invest in these instruments to hedge against the effects of changes in the value of portfolio securities due to anticipated changes in interest rates and/or market conditions, for duration management, or when the transactions are economically appropriate to the reduction of risk inherent in the management of the Fund and not for trading purposes. The use of futures contracts and options involves certain risks, which include (1) imperfect correlation between the price movement of the instruments and the underlying securities, (2) inability to close out positions due to different trading hours or the temporary absence of a liquid market for either the instrument or the underlying securities or (3) an inaccurate prediction by the Advisor of the future direction of interest rates. Any of these risks may involve amounts exceeding the amount recognized in the Fund's Statement of Assets and Liabilities at any given time.

NOTE 4. LINE OF CREDIT

The Fund may borrow up to 33 1 U3% of its net assets under a line of credit for temporary or emergency purposes. Any borrowings bear interest at one of the following options determined at the inception of the loan: (1) federal funds rate plus 1 U2 of 1%, (2) the lending bank's base rate or (3) IBOR offshore loan rate plus 1 U2 of 1%. There were no borrowings under the line of credit during the year ended November 30, 2000.

24|
  |

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
Selected data for a share of each class outstanding throughout each period are as follows:

                                                       YEAR ENDED NOVEMBER 30, 2000
                                                   CLASS A        CLASS B        CLASS C
------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD              $   12.670     $   12.670     $   12.670
                                                  ----------     ----------     ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (a)                              0.689          0.595          0.613(b)
Net realized and unrealized gain                       0.125          0.125          0.125
                                                  ----------     ----------     ----------
Total from Investment Operations                       0.814          0.720          0.738
                                                  ----------     ----------     ----------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income                            (0.684)        (0.590)        (0.608)
                                                  ----------     ----------     ----------
NET ASSET VALUE, BEGINNING OF PERIOD              $   12.800     $   12.800     $   12.800
                                                  ==========     ==========     ==========
Total return (c)                                        6.67%          5.88%          6.01%(d)
                                                  ==========     ==========     ==========
RATIOS TO AVERAGE NET ASSETS:
Expenses (e)                                            1.00%          1.75%          1.60%(b)
Net investment income (e)                               5.50%          4.75%          4.90%(b)
Portfolio turnover                                        15%            15%            15%
Net assets at end of period (in millions)         $    1,859     $      184     $        5

(a) The per share net investment income amounts do not reflect the period's reclassifications of differences between book and tax basis net investment income.
(b) Net of fees waived by the Distributor which amounted to $0.020 per share and 0.15%.
(c) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(d) Had the Distributor not waived a portion of expenses, total return would have been reduced.
(e) The benefits derived from custody credits and directed brokerage arrangements had no impact.

--------------------------------------------------------------------------------
2000 Federal income tax information (unaudited)
100% of the distributions from net investment income will be treated as exempt income for federal income tax purposes.
--------------------------------------------------------------------------------

                                                       YEAR ENDED NOVEMBER 30, 1999
                                                   CLASS A        CLASS B        CLASS C
------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD              $   14.110     $   14.110     $   14.110
                                                  ----------     ----------     ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                                  0.680          0.579          0.599(a)
Net realized and unrealized loss                      (1.197)        (1.197)        (1.197)
                                                  ----------     ----------     ----------
Total from Investment Operations                      (0.517)        (0.618)        (0.598)
                                                  ----------     ----------     ----------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income                            (0.675)        (0.577)        (0.596)
In excess of net investment income                    (0.017)        (0.014)        (0.015)
From net realized gains                               (0.176)        (0.176)        (0.176)
In excess of net realized gains                       (0.055)        (0.055)        (0.055)
                                                  ----------     ----------     ----------
Total Distributions Declared to Shareholders          (0.923)        (0.822)        (0.842)
                                                  ----------     ----------     ----------
NET ASSET VALUE, END OF PERIOD                    $   12.670     $   12.670     $   12.670
                                                  ==========     ==========     ==========
Total return (b)                                       (3.87%)        (4.59%)        (4.45%)(c)
                                                  ==========     ==========     ==========
RATIOS TO AVERAGE NET ASSETS:
Expenses (d)                                            0.99%          1.74%          1.59%(a)
Net investment income (d)                               5.09%          4.34%          4.49%(a)
Portfolio turnover                                        37%            37%            37%
Net assets at end of period (in millions)         $    2,034     $      279     $        5

(a) Net of fees waived by the Distributor which amounted to $0.020 per share and 0.15%.
(b) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(c) Had the Distributor not waived a portion of expenses, total return would have been reduced.
(d) The benefits derived from custody credits and directed brokerage arrangements had an impact of 0.01%.

                                                                             |25
                                                                             |

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------
Selected data for a share of each class outstanding throughout each period are as follows:

                                                       YEAR ENDED NOVEMBER 30, 1998
                                                   CLASS A        CLASS B        CLASS C
------------------------------------------------------------------------------------------

NET ASSET VALUE, BEGINNING OF PERIOD              $   13.750     $   13.750     $   13.750
                                                  ----------     ----------     ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                                  0.713          0.605          0.627(a)
Net realized and unrealized gain                       0.391          0.391          0.391
                                                  ----------     ----------     ----------
Total from Investment Operations                       1.104          0.996          1.018
                                                  ----------     ----------     ----------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income                            (0.726)        (0.621)        (0.642)
In excess of net investment income                    (0.018)        (0.015)        (0.016)
                                                  ----------     ----------     ----------
Total Distributions Declared to Shareholders          (0.744)        (0.636)        (0.658)
                                                  ----------     ----------     ----------
NET ASSET VALUE, END OF PERIOD                    $   14.110     $   14.110     $   14.110
                                                  ==========     ==========     ==========
Total return (b)                                        8.22%          7.40%          7.56%(c)
                                                  ==========     ==========     ==========
RATIOS TO AVERAGE NET ASSETS:
Operating expenses (d)                                  0.95%          1.70%          1.55%(a)
Interest expense                                       (e)            (e)            (e)
Total expenses (d)                                      0.95%          1.70%          1.55%(a)
Net investment income (d)                               5.08%          4.33%          4.48%(a)
Portfolio turnover                                        26%            26%            26%
Net assets at end of period (in millions)         $    2,470     $      354     $        1

(a) Net of fees waived by the Distributor which amounted to $0.021 per share and 0.15%.
(b) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(c) Had the Distributor not waived a portion of expenses, total return would have been reduced.
(d) The benefits derived from custody credits and directed brokerage arrangements had no impact.
(e)  Rounds to less than 0.01%.

                                                       YEAR ENDED NOVEMBER 30, 1997
                                                   CLASS A        CLASS B       CLASS C (a)
------------------------------------------------------------------------------------------

NET ASSET VALUE, BEGINNING OF PERIOD              $   13.550     $   13.550     $   13.860
                                                  ----------     ----------     ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                                  0.743          0.642          0.218
Net realized and unrealized gain (loss)                0.194          0.194         (0.114)(b)
                                                  ----------     ----------     ----------
Total from Investment Operations                       0.937          0.836          0.104
                                                  ----------     ----------     ----------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income                            (0.737)        (0.636)        (0.214)
In excess of net investment income                        --             --             --
Total Distributions Declared to Shareholders          (0.737)        (0.636)        (0.214)
                                                  ----------     ----------     ----------
NET ASSET VALUE, END OF PERIOD                    $   13.750     $   13.750     $   13.750
                                                  ==========     ==========     ==========
Total return (c)                                        7.16%          6.37%          0.77%(d)
                                                  ==========     ==========     ==========
RATIOS TO AVERAGE NET ASSETS:
Expenses (e)                                            0.98%          1.73%          1.59%(f)
Net investment income (e)                               5.45%          4.70%          4.76%(f)
Portfolio turnover                                        39%            39%            39%
Net assets at end of period (in millions)         $    2,551     $      380     $         (g)

(a) Class C shares were initially offered on August 1, 1997. Per share date reflects activity from that date.
(b) The amount shown for a share outstanding does not correspond with the aggregate net gain on investments for the period due to the timing of sales and repurchases of Fund shares in relation to fluctuating market values of the investments of the Fund.
(c) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(d)  Not annualized.
(e) The benefits derived from custody credits and directed brokerage arrangements had no impact.
(f)  Annualized.
(g)  Rounds to less than one million.

26|
  |

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------
Selected data for a share of each class outstanding throughout each period are as follows:

                                                YEAR ENDED NOVEMBER 30, 1996
                                                   CLASS A        CLASS B
----------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD              $   13.720     $   13.720
                                                  ----------     ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                                  0.756          0.656
Net realized and unrealized loss                      (0.171)        (0.171)
                                                  ----------     ----------
Total from Investment Operations                       0.585          0.485
                                                  ----------     ----------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income                            (0.755)        (0.655)
                                                  ----------     ----------
NET ASSET VALUE, END OF PERIOD                    $   13.550     $   13.550
                                                  ==========     ==========
Total return (a)                                        4.47%          3.70%
                                                  ==========     ==========
RATIOS TO AVERAGE NET ASSETS:
Expenses (b)                                            0.99%          1.74%
Net investment income (b)                               5.61%          4.86%
Portfolio turnover                                        40%            40%
Net assets at end of period (in millions)         $    2,818     $      427

(a) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(b) The benefits derived from custody credits and directed brokerage arrangements had no impact.

                                                                             |27
                                                                             |

--------------------------------------------------------------------------------
REPORT OF INDEPENDENT ACCOUNTANTS
--------------------------------------------------------------------------------

TO THE TRUSTEES OF LIBERTY FUNDS TRUST IV AND THE SHAREHOLDERS OF LIBERTY TAX-EXEMPT FUND

In our opinion, the accompanying statement of assets and liabilities, including the investment portfolio, and the related statements of operations, changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Liberty Tax-Exempt Fund (formerly Colonial Tax-Exempt Fund) (the "Fund") (a series of Liberty Funds Trust IV), at November 30, 2000, the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and the financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of portfolio positions at November 30, 2000 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
January 11, 2001

28|
  |

TRUSTEES & TRANSFER AGENT

--------------------------------------------------------------------------------
DOUGLAS A. HACKER
Executive Vice President and Chief Financial Officer of UAL, Inc. (formerly Senior Vice President and Chief Financial Officer of UAL, Inc.)

JANET LANGFORD KELLY
Executive Vice President-Corporate Development, General Counsel, and Secretary, Kellogg Company (formerly Senior Vice President, Secretary and General Counsel, Sara Lee Corporation)

RICHARD W. LOWRY
Private Investor (formerly Chairman and Chief Executive Officer, U.S. Plywood Corporation)

SALVATORE MACERA
Private Investor (formerly Executive Vice President of Itek Corp. and President of Itek Optical & Electronic Industries, Inc.)

WILLIAM E. MAYER
Partner, Park Avenue Equity Partners (formerly Dean, College of Business and Management, University of Maryland; Dean, Simon Graduate School of Business, University of Rochester; Chairman and Chief Executive Officer, CS First Boston Merchant Bank; and President and Chief Executive Officer,The First Boston Corporation)

CHARLES R. NELSON
Van Voorhis Professor, Department of Economics, University of Washington; consultant on economic and statistical matters

JOHN J. NEUHAUSER
Academic Vice President and Dean of Faculties, Boston College (formerly Dean, Boston College School of Management)

JOSEPH R. PALOMBO
Chief Operations Officer, Mutual Funds, Liberty Financial Companies, Inc.; Executive Vice President and Director of Colonial Management Associates, Inc. and Stein Roe & Farnham Inc.; Executive Vice President and Chief Administrative Officer of Liberty Funds Group LLC (formerly Vice President of Liberty Mutual Funds, Stein Roe Mutual Funds and All-Star Funds, and Chief Operating Officer, Putnam Mutual Funds)

THOMAS C. THEOBALD
Managing Director, William Blair Capital Partners (formerly Chief Executive Officer and Chairman of the Board of Directors, Continental Bank Corporation)

THOMAS E. STITZEL
Business Consultant and Chartered Financial Analyst (formerly Professor of Finance, College of Business, Boise State University)

ANNE-LEE VERVILLE
Consultant (formerly General Manager, Global Education Industry, and President, Applications Solutions Division, IBM Corporation) &
--------------------------------------------------------------------------------

IMPORTANT INFORMATION ABOUT THIS REPORT
The Transfer Agent for Liberty Tax-Exempt Fund is:

Liberty Funds Services, Inc.
P.O. Box 1722
Boston, MA 02105-1722
1-800-345-6611

The Fund mails one shareholder report to each shareholder address. If you would like more than one report, please call 1-800-426-3750 and additional reports will be sent to you.

This report has been prepared for shareholders of LibertyTax-Exempt Fund.This report may also be used as sales literature when preceded or accompanied by the current prospectus which provides details of sales charges, investment objectives and operating policies of the Fund and with the most recent copy of the Liberty Funds Performance Update.

ANNUAL REPORT:
LIBERTY TAX-EXEMPT FUND

--------------------------------------------------------------------------------
CHOOSE LIBERTY
--------------------------------------------------------------------------------

BECAUSE NO SINGLE INVESTMENT MANAGER CAN BE ALL THINGS TO ALL INVESTORS. (SM)


L I B E R T Y
        FUNDS

ALL-STAR  INSTITUTIONAL MONEY MANAGEMENT APPROACH FOR INDIVIDUAL INVESTORS.

COLONIAL  FIXED INCOME AND VALUE STYLE EQUITY INVESTING.

CRABBE
HUSON     A CONTRARIAN APPROACH TO FIXED INCOME AND EQUITY INVESTING.

NEWPORT   A LEADER IN INTERNATIONAL INVESTING. (SM)

STEIN ROE
ADVISOR   INNOVATIVE SOLUTIONS FOR GROWTH AND INCOME INVESTING.

KEYPORT   A LEADING PROVIDER OF INNOVATIVE ANNUITY PRODUCTS.

        Liberty's mutual funds are offered by prospectus through Liberty
                            Funds Distributor, Inc.

BEFORE YOU INVEST, CONSULT YOUR FINANCIAL ADVISOR.

Your financial advisor can help you develop a long-term plan for reaching your financial goals.

--------------------------------------------------------------------------------
LIBERTY TAX-EXEMPT FUND       ANNUAL REPORT
--------------------------------------------------------------------------------

L I B E R T Y
        FUNDS

ALL-STAR - COLONIAL - CRABBE HUSON - NEWPORT - STEIN ROE ADVISOR

                                                                 PRSRT STD
                                                                U.S. POSTAGE
                                                                    PAID
                                                                HOLLISTON, MA
                                                                PERMIT NO. 20

Liberty Funds Distributor, Inc. (c)2001
One Financial Center, Boston, MA 02111-2621, 800-426-3750 www.libertyfunds.com


                                                 753-02/115E-1200 (1/01) 00/2374